            As filed with the Securities and Exchange Commission on
                                April 30, 1997
                                                     '33 Act File No. 33-67386

       ____________________________________________________________________
       ____________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                        Post-Effective Amendment No. 8
                                      to
                                   Form S-6
                                   ________

               For Registration Under the Securities Act of 1933
                    of Securities of Unit Investment Trusts
                           Registered on Form N-8B2
                                   ________


                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                         LINCOLN BENEFIT LIFE COMPANY
                                   Depositor

                             206 South 13th Street
                           Lincoln, Nebraska  68508


                                   ________

                                  JOHN MORRIS
                         Lincoln Benefit Life Company
                             206 South 13th Street
                           Lincoln, Nebraska  68508


            It is proposed that this filing will become effective:

            ___  immediately upon filing pursuant to paragraph (b) of Rule 485

             x   on May 1, 1997 pursuant to paragraph (b) of Rule 485
            ___

            ___  60 days after filing pursuant to paragraph (a) of Rule 485

            ___  on (date) pursuant to paragraph (a) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. A 24f-2 notice for the fiscal year ending December 31, 1996 was filed on February 26, 1997.

                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                      CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in prospectus of information required by Items of Form N-8B-2


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

                           ORGANIZATION AND GENERAL INFORMATION
                           ------------------------------------

 1.  (a) Name of trust......................................    Cover, Definitions

     (b) Title of each class of.............................    Cover, Payment & Allocation of Premiums
         securities issued

 2.  Name & address of each depositor.......................    Cover, Lincoln Benefit Life Company

 3.  Name & address of custodian............................    Separate Account

 4.  Name & address of principal............................    Payment & Allocation of Premiums,
     underwriter                                                Distribution of the Policy

 5.  State in which organized...............................    Separate Account

 6.  Date of organization...................................    Separate Account

 9.  Material litigation....................................    Legal Proceedings



              GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
              ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
---------------------------------------------------------------

10.  (a),(b)  Type of Securities............................    Cover, Payment & Allocation of Premiums

     (c)      Rights of securityholders.....................    Cover, Surrender & Withdrawal Privileges
              re: withdrawal or redemption                      Policy Loans, "Free Look" Period, Right
                                                                to Exchange

     (d)      Rights of securityholders.....................    Cover, Right to Exchange, Surrender &
              re: conversion, transfer or                       Withdrawal Privileges, Payment &
              partial withdrawal                                Allocation of Premiums, Transfers,
                                                                "Free Look" Period

     (e)      Rights of securityholders.....................    Policy Lapse, Reinstatement
              re: lapses, default,
              & reinstatement

     (f)      Provisions re: voting.........................    Voting Rights
              rights

     (g)      Notice to securityholders.....................    Reports & Records


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------
     (h)      Consent of Security.............................  Additions, Deletions or Substitutions of
              Holders                                           Investments, Payment & Allocation of
                                                                Premiums

     (i)      Other principal features........................  Charges & Deductions, Policy Benefits
                                                                & Rights, Policy Value, Other Matters

Information Concerning Securities Underlying Trust's Securities
---------------------------------------------------------------

11.  Unit of specified securities in which....................  Cover, The Portfolios securityholders have an interest

12.  (a)-(d) Name of company, & name..........................  Cover, The Portfolios
             & address of its custodian

Information Concerning Loads, Fees, Charges & Expenses
------------------------------------------------------
13.  (a)     With respect to each load,.......................  Charges & Deductions fee, charge & expense

     (b)     Deductions for sales charges.....................  Surrender Charge

     (c)     Sales load as percentage.........................  Surrender Charge of amount invested

     (d)-(g) Other loads, fees &..............................  Monthly Deductions, Premium Charges,
             expenses                                           Risk Charge, Transfer Fee, Administrative
                                                                Expense Charge, Other Charges

Information Concerning Operation of Trust
-----------------------------------------

14.  Procedure for applications for &.........................  Payment & Allocation of Premiums,
     issuance of trust's securities                             Distribution of the Policy

15.  Procedure for receipt of payments........................  Payment & Allocation of Premiums,
     from purchases of trust's securities                       Payment of Premiums, Monthly Guarantee
                                                                Premiums, Allocation of Premiums,
                                                                Transfers

16.  Acquisition & disposition of.............................  Cover, The Portfolios
     underlying securities

17.  (a)     Procedure for withdrawal.........................  Cover, Surrender & Withdrawal Privileges
                                                                "Free Look" Period, Right to Exchange

     (b)     Redemption or repurchase.........................  "Free Look" Period, Right to Exchange

     (c)     Cancellation or resale...........................  "Free Look" Period, Right to Exchange




ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------
18.  Purchase of underlying securities...................       The Portfolios, Allocation of Premiums,
                                                                Transfers

19.  Procedure for keeping records &.....................       The Portfolios, Reports & Records
     furnishing information to
     securityholders

21.  (a) & (b) Loans to securityholders..................       Policy Loans

23.  Bonding arrangements for depositor..................       Safekeeping of the Separate Account's
                                                                Assets

24.  Other material provisions...........................       General Provisions

                       ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
                       ---------------------------------------------------------

Organization & Operations of Depositor
--------------------------------------
25.  Form, state & date of organization.................        Lincoln Benefit Life Company
     of depositor

27.  General character of business of...................        Lincoln Benefit Life Company
     depositor

28.  (a) 5% ownership...................................        Lincoln Benefit Life Company
     (b) Business experience of.........................        Executive Officers & Directors of
         officers & directors of                                Lincoln Benefit Life Company
         the depositor

Companies Owning Securities of Depositor
----------------------------------------

29.  Each company owning 5% of voting...................        Lincoln Benefit Life Company
     securities of depositor

Controlling Persons
-------------------

30.  Control of depositor...............................        Lincoln Benefit Life Company

                                  DISTRIBUTION & REDEMPTION OF SECURITIES
                                  ---------------------------------------

Distribution of Securities
--------------------------

35.  Distribution.......................................        Lincoln Benefit Life Company,
                                                                Distribution of the Policy


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

38.   (a)    General description of..........................   Distribution of the Policy
             method of distribution of
             securities

      (b)    Selling agreement between.......................   Distribution of the Policy
             trust or depositor &
             underwriter

      (c)    Substance of current............................   Distribution of the Policy
             agreements

Principal Underwriter
-------------------------

39.   (a) & (b) Principal Underwriter........................   Distribution of the Policy

41.   Character of Underwriter's business....................   Distribution of the Policy

Offering Price or Acquisition Value of Securities of Trust
----------------------------------------------------------

44.   Information concerning offering........................   The Portfolios, Policy Value, Net
      price or acquisition valuation of                         Investment Factor
      securities of trust.  (All underlying
      securities are shares in registered
      investment companies.)

Redemption Valuation of Securities of Trust
-------------------------------------------

46.   Information concerning redemption .....................   The Portfolios, Policy Value, Net
      valuation of securities of trust.  (All                   Investment Factor
      underlying shares are shares in a
      registered investment company.)

Purchase & Sale of Interests in Underlying Securities
-----------------------------------------------------

47.   Maintenance of Position................................   Cover, Separate Account, The
                                                                Portfolios, Payment & Allocation of
                                                                Premiums


           INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
           -------------------------------------------

48.   Custodian of trust.....................................   Separate Account

50.   Lien on trust assets...................................   Separate Account


ITEM NUMBER IN FORM N-8B-2                                      CAPTION IN PROSPECTUS
--------------------------                                      ---------------------

                INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
                ---------------------------------------------------------

51.   (a)    Name & address of insurer.......................   Cover, Lincoln Benefit Life Company

      (b)    Types of policies...............................   Cover, Payment & Allocation of Premiums,
                                                                Federal Tax Matters

      (c)    Risks insured & excluded........................   Death Benefit, Optional Insurance Benefits
                                                                Misstatements, Suicide

      (d)    Coverage........................................   Cover, Payment & Allocation of Premiums

      (e)    Beneficiaries...................................   Death Benefit, Beneficiaries

      (f)    Terms of cancellations..........................   Policy Lapse, Reinstatement
             & reinstatement

      (g)    Method of determining...........................   Payment of Premiums, Monthly Guarantee
             amount of premium paid                             Premiums, Premium Limitations, Allocation
             by holder                                          of Premiums


                             POLICY OF REGISTRANT
                             --------------------

52.   (a) & (c) Selection of Portfolio.......................   Additions, Deletions or Substitutions of
                securities                                      Investments

Regulated Investment Company
----------------------------

53.   (a)       Taxable status of trust......................   Taxation of the Separate Account


                     FINANCIAL AND STATISTICAL INFORMATION
                     -------------------------------------

59.   Financial Statements...................................   Financial Statements

________________________
* Items not listed are not applicable to this Registration Statement

                                   PROSPECTUS
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                          LINCOLN BENEFIT LIFE COMPANY

     OPERATIONS CENTER ADDRESS:                  MAILING ADDRESS:
       206 SOUTH 13TH STREET                      P.O. BOX 82532
      LINCOLN, NEBRASKA  68508             LINCOLN, NEBRASKA 68501-2532

The Flexible Premium Variable Life Insurance Policy ("Policy") described in this Prospectus is offered by Lincoln Benefit Life Company ("Lincoln Benefit Life"), a wholly owned subsidiary of Allstate Life Insurance Company. The policy is designed to provide both life insurance protection and maximum flexibility in connection with premium payments and death benefits. You may, subject to certain restrictions, vary the frequency and amount of the premium payments and increase or decrease the level of life insurance benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance policy.

The Policy provides for a Death Benefit payable at the Insured's death. You may choose one of two Death Benefit options: a level amount which generally equals the face amount of the Policy, or a variable amount which generally equals the face amount plus the Policy Value. As long as the Policy remains in force, the Death Benefit will not be less than the current face amount of the Policy, reduced by any outstanding Policy debt and any due and unpaid charges. The minimum face amount of a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Policy date). The Policy can be guaranteed to stay in force and provide a Guaranteed Minimum Death Benefit for a specified period through the payment of a Monthly Guaranteed Premium (see page 8).

The Policy does not contain a minimum guaranteed policy value. The Policy Value will vary up or down to reflect the investment experience of the amounts allocated to the selected funds. You bear the entire investment risk for all amounts so allocated. The Policy Value will also reflect the amount of premium payments, any partial surrenders, and charges imposed.

You may choose to invest in one or more Subaccounts of the Separate Account or the Fixed Account, discussed further on pages 6 to 8. The Policy provides a free look period. You may cancel the Policy by returning it to us within the latest of 10 days after you receive the Policy, 10 days after we mail or deliver a written notice of withdrawal right to you, or 45 days after you sign the application. We will refund the policy value as of the date we receive the Policy plus any charges previously deducted, unless your state requires a refund of premium.

The Funds underlying the Separate Account currently are:

JANUS ASPEN SERIES: Flexible Income Portfolio, Balanced Portfolio, Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND: Money Market Portfolio; Equity-Income Portfolio; Growth Portfolio; Overseas Portfolio


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II: Asset Manager Portfolio; Contrafund Portfolio

IAI RETIREMENT FUNDS, INC.: IAI Regional Portfolio; IAI Balanced Portfolio; IAI Reserve Portfolio


FEDERATED INSURANCE MANAGEMENT SERIES: Federated Utility Fund II; Federated Fund for U.S. Government Securities II; Federated High Income Bond Fund II

SCUDDER VARIABLE LIFE INVESTMENT FUND: Bond Portfolio

It may not be financially advantageous to replace existing insurance coverage or buy additional insurance if you already own another flexible premium variable life insurance policy.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE JANUS ASPEN SERIES; THE FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND AND THE VARIABLE INSURANCE PRODUCTS FUND II; THE IAI RETIREMENT FUNDS, INC.; THE FEDERATED INSURANCE MANAGEMENT SERIES; AND THE SCUDDER VARIABLE LIFE INVESTMENT FUND.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

                  TABLE OF CONTENTS

DEFINITIONS........................................   3

QUESTIONS AND ANSWERS ABOUT
YOUR POLICY .......................................   4

LINCOLN BENEFIT LIFE AND THE
INVESTMENT OPTIONS ................................   6
Lincoln Benefit Life Company ......................   6
Separate Account ..................................   6
The Portfolios ....................................   6
Additions, Deletions or Substitutions
 of Investments ...................................   8
The Fixed Account..................................   8

PAYMENT AND ALLOCATION
OF PREMIUMS .......................................   8
General ...........................................   8
Payment of Premiums ...............................   8
Monthly Guarantee Premiums ........................   8
Premium Limitations ...............................   9
Modified Endowment Contracts ......................   9
Allocation of Premiums ............................   9
Dollar Cost Averaging Program .....................   9
Portfolio Rebalancing  ............................   9
Transfers .........................................  10
Policy Lapse ......................................  11
Reinstatement .....................................  11

POLICY BENEFITS AND RIGHTS ........................  11
Death Benefit .....................................  11
Death Benefit Options .............................  11
Optional Methods of Payment .......................  12
Policy Value ......................................  13
Net Investment Factor .............................  13
Policy Loans ......................................  13
Surrender and Withdrawal Privileges ...............  14
Free Look Period ..................................  14
Right to Exchange .................................  14

CHARGES AND DEDUCTIONS ............................  15
Premium Charges ...................................  15
Monthly Deductions ................................  15
Administrative Expense Charge .....................  15
Risk Charge .......................................  15
Surrender Charge ..................................  15
Transfer Fee ......................................  15
Other Charges .....................................  16

GENERAL PROVISIONS ................................  17
The Policy ........................................  17
Beneficiaries .....................................  17
Assignment ........................................  17
Incontestability ..................................  17
Misstatements .....................................  17
Suicide ...........................................  17
Postponement of Payments ..........................  17
Reports and Records ...............................  17
Optional Insurance Benefits .......................  17

DISTRIBUTION OF THE POLICY ........................  18

FEDERAL TAX MATTERS ...............................  18
Taxation of the Separate Account ..................  18
Taxation of Policyowners ..........................  18
Modified Endowment Contracts ......................  18
Diversification Requirements ......................  19
Qualified Plans ...................................  19
Tax Advice ........................................  19

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS ......  20

VOTING RIGHTS .....................................  20

STATE REGULATION OF
LINCOLN BENEFIT LIFE  .............................  20

EXECUTIVE OFFICERS AND DIRECTORS
OF LINCOLN BENEFIT LIFE  ..........................  20

LEGAL MATTERS .....................................  21

LEGAL PROCEEDINGS .................................  21

EXPERTS ...........................................  22

REGISTRATION STATEMENT.............................  22

FINANCIAL STATEMENTS ..............................  22

ILLUSTRATIONS  .................................... A-1




THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                  DEFINITIONS

In addition to the terms which are defined elsewhere in this Prospectus, the following words and phrases shall have the indicated meanings:

AGE - The Insured's age at last birthday.

ATTAINED AGE - The age of the Insured at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) designated to receive any Death Benefit under the Policy.

CODE - The Internal Revenue Code.

COMPANY ("we", "us", "our", "Lincoln Benefit Life") - Lincoln Benefit Life Company.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured.

DUE PROOF OF DEATH - (1) a  certified original copy of the death certificate; or
(2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death; or (d) any other proof satisfactory to the Company.

FIXED ACCOUNT - The portion of Policy Value invested in our general account.

INSURED - The person whose life is covered by the Policy.

ISSUE AGE - The Insured's age as of the Issue Date.

ISSUE DATE - The date the Policy is issued. It is used to determine policy years and policy months in the Policy.

LAPSE DETERMINATION VALUE - The value that must be available to pay a monthly deduction in order for the Policy to remain in force. We use the Policy Value to determine this value if no loans are on the Policy; and the Net Surrender Value if the Policy has outstanding loans.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts and the Fixed Account as security for outstanding policy loans.

MONTHLY AUTOMATIC PAYMENT - A method of making payments each month automatically; for example, by bank draft or salary deduction.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. The day of the month on which deductions are made.

NET DEATH BENEFIT - The Death Benefit less any Policy Debt.

NET POLICY VALUE - The Policy Value less any Policy Debt.

NET PREMIUM - The gross premium less the premium tax charge of 2 1/2%.

NET SURRENDER VALUE - The Surrender Value less any Policy Debt.

OWNER "YOU" - The person(s) having the privileges of ownership defined in the Policy. Such privileges may be restricted by a retirement plan pursuant to which the Contract is issued.

POLICY DEBT - The sum of all unpaid policy loans and accrued interest thereon.

POLICY VALUE - The sum of the values of your interests in the Subaccounts of the Separate Account, plus the value of the Fixed Account and the Loan Account. The amount from which monthly deductions are made and the death benefit is determined.

PORTFOLIO(S) - The underlying mutual fund(s) (or investment series thereof) in which the Subaccounts invest.

PREMIUM - The amount paid to us under the Policy. Premiums may be paid at any time.

RECORD DATE - The date we record the Policy on our books as an inforce policy.

SEPARATE ACCOUNT - A segregated investment account of the Company entitled Lincoln Benefit Life Variable Life Account.

SUBACCOUNT - A subdivision of the Separate Account invested wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

VALUATION DATE - Each day the New York Stock Exchange ("NYSE") is open for business.

VALUATION PERIOD - The period commencing at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                             QUESTIONS AND ANSWERS
                               ABOUT YOUR POLICY

The following is a compilation of answers to selected questions that you might have about some of the most important features of your Policy. The remainder of the prospectus, which follows immediately afterward, contains a more complete discussion of these and other matters.

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE POLICY?

This policy has a Death Benefit, Policy Value, and other features of life insurance providing fixed benefits. It is a 'flexible premium' policy since, once you decide upon a Death Benefit, you have a great amount of flexibility in determining when and how much premium you want to pay. It is a 'variable' policy because the Death Benefit and Policy Value vary according to the investment experience of the funds to which you have allocated your premium. The Policy Value is not guaranteed. The Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit provision. This policy provides you with the opportunity to take advantage of appreciation in your Policy Value, but you also bear the risk of any depreciation.

2. WHAT ARE THE DEATH BENEFIT OPTIONS?

We will pay a Death Benefit to the Beneficiary upon the Insured's death while this policy is in force. The Policy provides for two Death Benefit options. Under either option, the Death Benefit will not be less than the current face amount of the Policy minus any outstanding Policy Debt and any due and unpaid charges.

Under 'Option 1,' the Death Benefit is a generally level amount equal to the policy's face amount. The Death Benefit at any time under Option 1 is the greater of the face amount or the Policy Value times a specified percentage. 'Option 2' provides a Death Benefit which is the greater of the face amount plus the Policy Value on the Insured's date of death or the Policy Value times a specified percentage. The Death Benefit under Option 2 is a variable amount. (See page 11).

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy in force regardless of investment performance of the underlying funds and provide a Guaranteed Minimum Death Benefit ("GMDB") for either a) the Insured's lifetime, or b) for issue ages 0-55: to the Insured's attained age 65; for issue ages 56-70: 10 policy years; or for issue ages 71-79: to the Insured's attained age 80, so long as you pay the appropriate monthly guarantee premium (see page 8).

4. HOW WILL MY POLICY VALUE BE DETERMINED?

The Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value will reflect any Net Premiums paid, partial withdrawals, charges assessed and the performance of the underlying Funds. We do not guarantee a minimum Policy Value.

5. HOW DO I PAY PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your premium payments. You have a required premium in your policy which is based on your policy's face amount and the Insured's age, sex, and risk class. You do not have to pay the required premium after the first Policy Year.

To take advantage of the Guaranteed Minimum Death Benefit feature, you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough premium so that your Lapse Determination Value can pay monthly deductions. Otherwise, any level of premium payment is acceptable. The failure to pay a planned periodic premium will not automatically cause the policy to lapse. See "Payment of Premiums" on page 8 and "Policy Lapse" on page 11.

6. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's face amount. You may request an increase and/or a decrease after the fifth Policy Year. You may do so by sending us a written request. To apply for an increase in face amount, you must provide us with satisfactory evidence of insurability. You must increase the face amount by at least $10,000. Any increase will result in additional charges. No decrease in face amount will be allowed if the resulting face amount would be less than $25,000. (See page 11).

7. HOW ARE NET PREMIUMS ALLOCATED?

Before the premiums are allocated to the Policy Value, we deduct 2 1/2% for premium taxes. (See "Premium Charges," page 15.) The remaining amount is called the Net Premium. You allocate your Net Premiums among the mutual fund Portfolios and the Fixed Account when you apply for the Policy. Percentages must be in whole numbers and the total allocation must equal 100%. When you pay additional premiums, you should again specify how you want your Net Premiums allocated. If you don't, we will automatically allocate the payment based on the then current Net Premium allocation (see page 9).

You may transfer Policy Values among the Subaccounts and the Fixed Account while the Policy is in force, by writing us or calling us at 1-800-865-5237 (see page
9).  There are additional transfer restrictions for the Fixed Account (see page
10).


You may also want to take advantage of our automatic dollar cost averaging or portfolio rebalancing programs. Under the dollar cost averaging program, your values are automatically transferred from the Fixed Account or a Subaccount of your choosing to up to eight other Subaccounts at regular intervals. Transfers may be made monthly, quarterly or annually. (See "Dollar Cost Averaging Program", page 9).


Under the portfolio rebalancing program, you can maintain the percentage of your Policy Value allocated to each Subaccount at a pre-set level. Investment results will shift this balance of your Policy Value allocations. If you select rebalancing, we will automatically transfer your Policy Value back to the percentages at the frequency (monthly, quarterly, semiannually, or annually) that you specify. (See "Portfolio Rebalancing," page 10.)

8. IN WHICH MUTUAL FUNDS DOES THE SEPARATE ACCOUNT INVEST?

The Separate Account currently invests exclusively in shares of the these mutual funds:



    Fund                     Portfolio(s)
-------------------------------------------------------
Janus Aspen Series           Flexible Income Portfolio
                             Balanced Portfolio
                             Growth Portfolio
                             Aggressive Growth
                               Portfolio
                             Worldwide Growth
                               Portfolio
-------------------------------------------------------
Fidelity's                   Money Market Portfolio
Variable Insurance           Equity-Income Portfolio
Products Fund                Growth Portfolio
                             Overseas Portfolio
-------------------------------------------------------
Fidelity's                   Asset Manager Portfolio
Variable Insurance           Contrafund Portfolio
Products Fund II
-------------------------------------------------------
IAI Retirement               IAI Regional Portfolio
Funds Inc.                   IAI Balanced Portfolio
                             IAI Reserve Portfolio
-------------------------------------------------------
Federated Insurance          Federated Utility Fund II
Management Series            Federated Fund for U.S.
                               Government Securities II
                             Federated High Income
                               Bond Fund II
-------------------------------------------------------
Scudder Variable Life        Bond Portfolio
Investment Fund
-------------------------------------------------------


The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives which are described in the accompanying prospectuses for the Funds.

9. MAY I MAKE A POLICY LOAN?

Yes, you may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 19.

10. WHAT ARE THE CHARGES DEDUCTED FROM MY POLICY VALUE?

We will make a monthly deduction from your Policy Value. Unless otherwise requested, it will be taken pro-rata from each of your Subaccounts and the Fixed Account. The monthly deduction is:

a) Your Policy's cost of insurance and cost of additional benefits provided by rider; and

b) A $5.00 Policy fee.

We also impose an annual administrative charge of 0.20% of your Policy Value during the first twelve Policy Years.

A Mortality and Expense Risk Charge of .70% (on an annual basis) of the value of the Subaccount is assessed daily against each Subaccount.

See "Charges and Deductions," page 15, for more details.

11. MAY I SURRENDER THE POLICY?

Yes, as long as the Policy is in force, you may surrender your Policy in whole or make partial withdrawals (see page 14). A surrender charge may be imposed upon surrender. The surrender charge is comprised of a contingent deferred sales charge and a contingent deferred administrative charge. The surrender charge is based on the face amount of the Policy, and also depends on the issue age, premium class and sex of the Insured. During the lifetime of the Policy, the minimum partial withdrawal that may be taken at any time is $250.

We will waive the surrender charge for a 60 day period if we raise your cost of insurance rate scale during the first five Policy Years. See "Surrender Charge," page 15.

12. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to satisfy the definition of a life insurance contract under the Code. As such, we may be required to limit the premiums you pay to ensure that your Policy continues to meet this definition.

The Policy Value under your Policy is subject to the same federal income tax treatment as the policy value under a fixed benefit life insurance policy. Under existing tax law, if your Policy is not a modified endowment contract as discussed in the following paragraphs, you generally will be taxed on Policy Value withdrawn from the Policy and Surrender Value received upon surrender of the Policy only to the extent these amounts, when added to previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid will be treated as ordinary income.

Special rules govern withdrawals from life insurance contracts referred to as modified endowment contracts. In short, if your Policy fails the "7-pay test" described on page 18, your Policy would be classified as a modified endowment contract.

Withdrawals (including policy loans) from modified endowment contracts are treated differently than withdrawals from other life insurance contracts as follows. First, amounts withdrawn would be treated as income first and taxed accordingly. Second, an additional 10% penalty tax would generally be imposed on the taxable portion of amounts received before age 59 1/2. For more information, see "Federal Tax Matters," page 18.

13. CAN I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?


You may return the Policy to us within forty-five days after signing the application, ten days after you receive your Policy or ten days after we have delivered a notice of your right of withdrawal, whichever is later (unless your state requires a longer "free look period"). You will receive a refund of your

Policy Value plus any charges previously deducted, unless your state requires a refund of premium.


                              LINCOLN BENEFIT LIFE
                           AND THE INVESTMENT OPTIONS

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 206 South 13th Street, Lincoln, Nebraska 68508. Lincoln Benefit Life is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life Insurance Company is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding Capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are admitted to conduct life insurance and annuity business in the District of Columbia, Guam and in all states except New York. The Policy will be marketed in all of the jurisdictions in which we are admitted to conduct variable life business. The Policies offered by this prospectus are issued by us and will be funded in the Separate Account and the Fixed Account.

Lincoln Benefit Life Company is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on the Company's reinsurance agreement with Allstate Life Insurance Company, as explained below, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

We receive our ratings through Allstate Life, which reinsures all net new business from the Lincoln Benefit Life fixed account. Through the reinsurance agreement, all of the assets backing Lincoln Benefit Life's reinsured liabilities are owned by Allstate Life Insurance Company. These assets represent our fixed account and are invested and managed by Allstate Life Insurance Company. While the reinsurance agreement provides Lincoln Benefit Life with financial backing from Allstate Life, it does not create any direct contractual relationship with individual Lincoln Benefit Life policyholders.

SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account was originally established by Lincoln Benefit on May 17, 1990, pursuant to the provisions of Nebraska law, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the Securities and Exchange Commission.

The assets of the Separate Account are our property. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business we may conduct. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit Life.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account will vary with the values of shares of the Portfolios, and are also reduced by Policy charges. The Separate Account may also fund other contracts issued by Lincoln Benefit Life, which will be accounted for separately.

THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios, which are open-end management investment companies ("Funds") registered under the Investment Company Act of 1940 (commonly known as "mutual funds"), or separate investment series of such Funds. Following is a summary description of the Portfolios in which the Subaccounts invest. More detailed information concerning the Portfolios appears in the respective accompanying prospectuses for the Funds.

JANUS ASPEN SERIES (investment adviser:  Janus Capital Corporation)
------------------

FLEXIBLE INCOME PORTFOLIO seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on the income component of total return. Flexible Income Portfolio invests in all types of income-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade (commonly known as "junk bonds"). Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying prospectus relating to the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

BALANCED PORTFOLIO seeks both growth of capital and current income. Balanced Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in income securities selected primarily for their income potential.

GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. The Portfolio is a non-diversified fund that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies, those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Compa-nies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. Worldwide Growth Portfolio normally invests in issuers from at least five different countries including the United States.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (investment adviser: Fidelity Management & Research Company)

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will limit its investments to securities with remaining maturities of 397 days or less.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. The goal is to achieve a yield in excess of the composite yield of the S&P 500 Composite Stock Price Index. At least 65% of the Portfolio's assets will be invested in income producing common or preferred stock. The remainder will normally be invested in convertible and non-convertible debt obligations.

GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. At least 65% of the Portfolio's assets will be invested in securities of issuers outside of North America. Most issuers will be located in developed countries in the Americas, the Far East and Pacific Basin, Scandinavia and Western Europe.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (investment adviser: Fidelity Management & Research Company)

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term fixed-income securities. Normally, the Portfolio's assets will be allocated within the following investment parameters: 0-50% in short-term instruments; 20-60% in bonds (intermediate to long-term debt); and 30-70% in stocks (equities).

CONTRAFUND PORTFOLIO seeks capital appreciation by investing mainly in equity securities of companies that Fidelity Management and Research Company believes to be undervalued due to an overly pessimistic appraisal by the public. The fund usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

IAI RETIREMENT FUNDS, INC. (investment adviser:  Investment Advisers, Inc.)

IAI REGIONAL PORTFOLIO pursues its objective of capital appreciation by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

IAI BALANCED PORTFOLIO'S investment objective is to maximize total return to investors. Balanced Portfolio pursues its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. The Portfolio's assets will be allocated among these three classes of assets. Under normal market conditions, the Portfolio will hold between 25% and 75% of its assets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short term instruments.

IAI RESERVE PORTFOLIO'S investment objectives are to provide its shareholders with high levels of capital stability and liquidity and, to the extent consistent with these primary objectives, a high level of current income. Reserve Portfolio pursues its investment objectives by investing primarily in a diversified portfolio of investment grade bonds and other debt securities of similar quality. Reserve Portfolio's dollar weighted average maturity will not exceed twenty-five (25) months.

FEDERATED INSURANCE MANAGEMENT SERIES (investment adviser:  Federated Advisers)

FEDERATED UTILITY FUND II'S investment objective is to achieve high current income and moderate capital appreciation. The Fund endeavors to achieve its objective by investing at least 65% of its assets in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy, as well as those companies that provide communications facilities, such as telephone and telegraph companies.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II'S investment objective is to provide current income. The Fund invests in securities which are primarily or direct obligations of the U.S. government or its agencies or instrumentalities, or which are guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund may also invest in certain collateralized mortgage obligations ("CMOs") and repurchase agreements.

FEDERATED HIGH INCOME BOND FUND II'S investment objective is to seek high current income. The Fund endeavors to achieve its objective by investing at least 65% of its assets in lower rated corporate debt obligations (commonly known as "junk bonds"), such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying prospectus relating to the Corporate Bond Fund before allocating amounts to the corresponding Subaccount. Some of these fixed income securities may involve equity features. Under normal circumstances, the Fund will not invest more than 10% of the value of its total assets in equity securities.

SCUDDER VARIABLE LIFE INVESTMENT FUND (investment adviser: Scudder, Stevens & Clark, Inc.) The Scudder Variable

Life Investment Fund portfolios have two classes of shares. The Subaccounts invest in those Class A that do not impose distribution fees.

BOND PORTFOLIO seeks high income from a high quality portfolio of debt securities. Under normal circumstances, Bond Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The portfolio is actively managed and can invest in a broad range of short, intermediate and long term securities.

There is no assurance that the investment objective of any of the Portfolios will be met. Detailed information about the Portfolios is contained in the accompanying current prospectuses of the Funds. You should carefully review those prospectuses before allocating amounts to be invested in the Subaccounts of the Separate Account.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS. If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add, delete or substitute shares of another mutual fund (or series thereof) for Portfolio shares already purchased and/or to be purchased in the future by Purchase Payments under the Policy. No such substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such conditions as the Commission may impose.

THE FIXED ACCOUNT The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an Investment Company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities law regarding the accuracy and completeness of disclosure.

You may allocate part or all of your net premiums to the Fixed Account, and any such amounts become part of the general assets of Lincoln Benefit. Pursuant to the reinsurance agreement discussed on page 6, Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 4%. We may credit interest above the minimum rate at 4%, but we are not obligated to do so. Any interest credited to the Fixed Account in excess of the minimum guaranteed rate will be determined by us at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate of 4%.

Transfers from the Fixed Account are subject to certain limitations (see Transfers, page 9). Also, we reserve the right to limit payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months (see Postponement of Payments, page 16).

The Fixed Account is not available in all states.


                       PAYMENT AND ALLOCATION OF PREMIUMS

GENERAL. The Policy is designed to provide you with life insurance protection and flexibility in connection with the amount and frequency of premium payments and the level of life insurance proceeds payable under the Policy. You are not required to pay scheduled premiums after the first policy year, and may, subject to certain limitations, vary the frequency and amount of premium payments.
Death Benefits are payable under two options as described in "Death Benefit Options," page 11.

To purchase a Policy, a completed application must be sent to us at our home office. We generally will not issue Policies to insure persons older than age
80. The minimum face amount for a Policy to be issued by us is $50,000 ($25,000 if the Insured is age 65 or greater). Acceptance is subject to our underwriting rules and we may, at our sole discretion, reject any application or premium for any reason.

PAYMENT OF PREMIUMS. Premiums for the Policy are referred to as payments. Payments are flexible. This means that you may change the amount of payments and the time between payments, unlike a traditional policy.

You may determine, within specified limits, your own payment schedule. These limits are set forth by us and include a required payment for the first policy year. In order to help you obtain the insurance benefits desired, a planned payment will be shown in the Policy. The required payment and the time between payments will also be shown. We will send you a reminder notice if you pay annually, semi-annually, or quarterly. You may also make a Monthly Automatic Payment. You are not required to pay planned payments, except during the first year. Failure to make a payment will not necessarily result in lapse of the Policy provided that the Lapse Determination Value is sufficient to pay monthly deductions. Conversely, making planned payments will not necessarily assure that the Policy will remain in force (see "Policy Lapse," page 11). However, making planned payments will generally provide greater benefits than if a lower amount of premium is paid. They also can help ensure that your coverage remains in force if they are greater than or equal to a Monthly Guarantee Premium, as described in the next section. Payments must be sent to us at our home office.

MONTHLY GUARANTEE PREMIUMS. In order to provide assurance that coverage will remain in force for specified periods, the Policy offers a Guaranteed Minimum Death Benefit ("GMDB") feature with two levels of monthly guarantee premiums-- the Lifetime Guarantee Premium and the Safety Net Premium.

LIFETIME GUARANTEE PREMIUM. In states where available, if total payments, less partial withdrawals and Policy Debt, are greater than or equal to the sum of the monthly Lifetime Guarantee Premium times the number of months elapsed since the issue date, then the Policy is guaranteed to stay in force for the insured's lifetime, even if the Lapse Determination Value becomes insufficient to cover monthly deductions.

SAFETY NET PREMIUM. If total payments, less partial withdrawals and Policy Debt, are greater than or equal to the sum of the monthly Safety Net Premium times the number of months elapsed since the issue date, then the Policy is guaranteed to stay in force for a pre-determined time period, even if the Lapse Determination Value becomes insufficient to cover monthly deductions. In most states, the pre-determined time period varies by Issue Age as follows:

Issue Ages 0-55:   to the Insured's attained age 65;
Issue Ages 56-70:  10 Policy Years; or
Issue Ages 71-79:  to the Insured's attained age 80.

Some states may require us to offer different pre-determined time periods.

The Safety Net Premium is equal to the required payment for the first policy year.

The specific Monthly Guarantee Premium option must be selected at issue. If no option is elected, the Safety Net Premium will apply. If, at any time the total payments, less partial withdrawals and policy debt, is less than the sum of the appropriate Monthly Guarantee Premium times the number of months elapsed, we will let you know and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the GMDB will expire; once it has expired, it cannot be reinstated. After the GMDB has expired, the Policy will continue in force only so long as its Lapse Determination Value is sufficient to pay the monthly deductions (see "Policy Lapse," page 11).

Increases, decreases, partial withdrawals, Death Benefit option changes and addition or deletion of riders may affect the Monthly Guarantee Premiums.

PREMIUM LIMITATIONS. Premium payments which result in any increase in the net amount at risk under the Policy will require evidence of insurability. The Code provides certain limits on the amount of premium that can be contributed with respect to a life insurance contract. This premium limitation under the Policy is imposed in order to insure favorable federal income tax treatment of the Policy and its Death Benefit. We will not accept any premiums which would cause the total premiums to exceed the maximum premium limitation. No further premiums will be accepted until allowed by the current maximum premium limitation required by the Code or unless the insured increases the face amount of the Policy.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, including the payment of premiums in excess of specified amounts and a reduction in Death Benefit levels, a Policy could be classified as a "modified endowment contract" ("MEC"), a category of life insurance contracts defined in the Code. If the Policy were to become a MEC, distributions and loans from the Policy could have adverse tax consequences. See "Federal Tax Matters - Modified Endowment Contracts," page 18.

We will monitor the status of the Policies and, if action is required to be taken in order to prevent a Policy from being deemed to be a modified endowment contract, we will advise you of such status.

If you are replacing a policy issued by another insurer with our Policy, our ability to determine if the replaced policy is a MEC is based solely on the sufficiency of the policy data we receive from the insurer of the policy being replaced. We do not consider ourselves to be liable to you if such data is insufficient to accurately determine if the replaced policy is a MEC. You should discuss this issue with your tax advisor if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you have the opportunity to contribute more premium to your Policy without violating the MEC rules.


ALLOCATION OF PREMIUMS. Net Premium payments will be allocated among the Subaccounts and Fixed Account as you have selected. When you make your initial premium payment, you must specify your allocation on the application. Percentages must be in whole numbers and the total allocation must equal 100%. In most states, we will allocate such net premiums, less monthly deductions, to the Fixed Account and Subaccounts you have selected on the Record Date. In states that require us to refund at least your premiums, we will keep the net premiums in the Money Market Subaccount for 20 days following the Record Date or longer if required by state law, before we allocate them (plus earnings and less monthly deductions) to the Subaccounts and Fixed Account as directed by you, unless your state requires a longer "free look period." No interest or earnings will be credited prior to the Record Date. You may change your allocation of future premium payments among the Subaccounts of the Separate Account and Fixed Account by written notice (or by telephone notice, if authorized) to us without payment of any fee or penalties.

The allocation of each Net Premium payment to a Subaccount and/or the Fixed Account will be determined by multiplying the Net Premium payment by the appropriate percentage that the Policyowner has selected.


All valuations in connection with the Policy, e.g., with respect to determining Policy Value in connection with Policy loans, transfers, partial withdrawals, or payment of Death Benefits, and with respect to determining the value to be credited to a Subaccount or the Fixed Account with each Net Premium Payment, will be made on the date the premium is received or the request for payment is received if such date is a Valuation Date and a date that the Company is open for business; otherwise, such determination will be made on the next succeeding day which is a Valuation Date.

DOLLAR COST AVERAGING PROGRAM. Owners who wish to make allocations to one or more of the Subaccounts or the Fixed Account over a period of time may be able to do so through the Automatic Dollar Cost Averaging ("DCA") Program. Under this program, you may authorize the automatic transfer of a fixed dollar amount from the Fixed

Account or a Subaccount of your choosing (the "Source Subaccount") to up to eight options, including the other Subaccounts and the Fixed Account ("Target Subaccount(s)"). Each Target Subaccount will then purchase shares of its corresponding Portfolio at the share prices determined on the dates of the transfers. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will continue until you instruct otherwise, or until there is not enough money in the Source Subaccount to make the transfer, whichever is earlier. Currently, the minimum transfer amount from the Source Subaccount is $100, subject to the Company's discretion. If you elect DCA, the first DCA will occur one period after the Issue Date. Your request for DCA will be effective when received in good form. Special DCA considerations apply with respect to transfers from the Fixed Account. (See Transfers, page
10).

The theory of dollar cost averaging is that greater numbers of shares are purchased at times when the share prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at fluctuating prices, of reducing the aggregate average cost per share to less than the average of the share prices on the same purchase dates. However, participation in the DCA Program does not assure you of a greater profit from your purchases under the Program; nor will it prevent or necessarily alleviate losses in a declining market. You may not use DCA and portfolio rebalancing at the same time.

You may elect to increase, decrease or change the frequency or amount of payments under a Dollar Cost Averaging Program. The application and any payments should be sent to Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532.


PORTFOLIO REBALANCING. Portfolio rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount at a pre-set level. For example, you could specify that 30% of your Policy Values should be in the Balanced Portfolio, 40% in the Growth Portfolio--Janus Aspen Series, and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift this balance of your Policy Value allocations. If you elect the portfolio rebalancing feature, we will automatically transfer your Policy Value including new premium (unless you specify otherwise) back to the percentages you specify, but only if investment results shift greater than minimum requirements that we establish.


You may choose to have rebalances made monthly, quarterly, semiannually, or annually. No Transfer Fees will be charged for portfolio rebalancing. No more than eight Subaccounts can be included for portfolio rebalancing at any time. If you include the Fixed Account for Portfolio Rebalancing, subject to the Company's discretion, you may not make more than two changes in any given twelve month period to the allocation percentages with the net cumulative change to the Fixed Account being adjusted during the period no more than 20%.

Procedures for selecting portfolio rebalancing are generally the same as those discussed in detail above for selecting dollar cost averaging. When you established Portfolio Rebalancing, the restrictions described under Fixed Account will apply. You may make your request and it will be effective when we receive it in good form. If you stop portfolio rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Policy Issue Date. If you request rebalancing on your application but do not specify a date for the first rebalance, it will occur one period after your Issue Date. If those Subaccounts, collectively, selected for rebalancing fall below any minimum value that we may establish, we have the right, at our option, to prohibit or limit the use of portfolio rebalancing. You may not use dollar cost averaging and portfolio rebalancing at the same time. We may change, terminate, limit, or suspend portfolio rebalancing at any time.

TRANSFERS. You may transfer Contract Values among the Fixed Account and Subaccounts by written request or telephone authorization. Currently, a minimum transfer amount is not required, unless your state requires one. We reserve the right to impose a minimum amount that may be transferred among the investment options under the Contract. Additional restrictions apply to transfers from/to the Fixed Account as discussed below.


Telephone calls authorizing transfers must be completed by 4:00 p.m. Eastern time on a Valuation Date in order to be effected at the price determined on such date. Transfer authorizations whether written or by telephone, which are received after 4:00 p.m. Eastern time will be processed as of the next Valuation Date. A transfer fee may be assessed in connection with transfers (see "Charges and Deductions - Transfer Fee," page 16). Also, the telephone transfer privilege may be suspended, modified or terminated at any time without notice.

We utilize procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. Such procedures include taping of telephone conversations with persons purporting to authorize such transfers and requesting identifying information from such persons. Accordingly, we disclaim any liability for losses resulting from such transfers by reason of their allegedly not having been properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, we may be liable for such losses.


Transfers from the Fixed Account to the Subaccounts may only be made during the 60 day period beginning on the issue date or the Contract Anniversary unless the transfer is made by Dollar Cost Averaging. The maximum amount which may be transferred from the Fixed Account during a Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If desired, you may elect to have the above amount transferred quarterly or monthly via Dollar Cost Averaging. Alternatively, you may elect to transfer the entire Fixed Account balance to the Subaccount(s) via Dollar Cost Averaging. Subject to the Company's discretion to modify or waive this requirement, the maximum monthly amount allowed would be 1/36 of the Fixed Account Balance at the time of the first transfer. No additional transfers or payments may be made into the Fixed Account if transfers are being made out via Dollar Cost Averaging.

Notwithstanding the above, we will allow 100% of the Fixed Account balance to be transferred to the Subaccount(s) if either (a) or (b) occurs:

(a) If, on the last Contract Anniversary, the interest rate credited to the Fixed Account is less than it was on the immediately preceding anniversary (or on the issue date for the first Contract Anniversary).

(b) The credited interest rate on the last Contract Anniversary is less than 4%.

This offer will apply for 60 days following the date we mail notification to you.

We reserve the right to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we reserve the right to restrict transfers from the Subaccounts to the Fixed Account each Contract Year to no more than 30% of the Separate Account balances as of the last Contract Anniversary. We currently are not imposing this restriction.

POLICY LAPSE. Failure to make a premium payment will not necessarily cause the Policy to lapse. The Policy will remain in force so long as the Lapse Determination Value is sufficient to pay the monthly deduction. In the event the Lapse Determination Value is insufficient to pay the monthly deduction, you will be given a sixty-one day period ("grace period") within which to make a premium payment to avoid lapse. The premium required to avoid lapse must be sufficient to keep the Policy in force for three months. The required premium will be set forth in a written notice which we will send to you on the date that the Lapse Determination Value is insufficient to meet the monthly deduction. The Policy will continue in force through the grace period, but if no payment is forthcoming the Policy will terminate at the end of the grace period.

Notwithstanding the above, the Policy will not terminate if the Guaranteed Minimum Death Benefit provision is in effect (see Monthly Guarantee Premiums," page 8).

If the Insured dies during the grace period, the Death Benefit payable will be reduced by the amount of the monthly deduction due and unpaid and the amount of any outstanding Policy Debt. In addition, whenever the Policy Debt exceeds the Surrender Value, the grace period provision will apply.

REINSTATEMENT. If the Policy lapses, you may reinstate the Policy. An application for reinstatement must be made within five years of lapse, and satisfactory proof of insurability and payment of a reinstatement premium is required. The reinstatement premium, after deduction of premium charges, must be an amount equal to the monthly deductions for the time, up to six months, since the Policy Value became zero, plus sufficient premium to keep the Policy in force for three months. If a loan was outstanding at the time of lapse, we will require repayment or reinstatement of the loan before permitting reinstatement of the Policy. When a Policy is reinstated, it will be treated as if the Policy had been in force since the original issue date.


                          POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. So long as it remains in force, the Policy provides for the payment of life insurance proceeds upon the death of the Insured. Proceeds will be paid to a named Beneficiary or contingent Beneficiary. One or more Beneficiaries or contingent Beneficiaries may be named. Life insurance proceeds may be paid in a lump sum or under an optional payment plan (see "Optional Methods of Payment," page 12.) The amount of Death Benefit proceeds payable will be determined at the end of the Valuation Period during which the Insured dies.

Proceeds of the Policy will be reduced by any outstanding Policy debt and any due and unpaid charges and increased by any benefits added by rider. Proceeds will ordinarily be paid within seven days after we receive due Proof of Death and all other requirements we deem necessary have been satisfied.

The death benefit will be based on: 1. The death benefit option in effect on the date of death; 2. Any increases or decreases to the face amount.

DEATH BENEFIT OPTIONS. While the Insured is alive you may choose between two death benefit options:

If you select Option 1, the Death Benefit will be the greater of: a. The face amount; or b. The Policy Value multiplied by the applicable corridor percentage as described below.

If you select Option 2, the Death Benefit will be the greater of: a. The face amount plus the Policy Value; or b. The Policy Value multiplied by the applicable corridor percentage as described below.

Option 1 is designed to provide a specific amount of Death Benefit which does not vary with the changes in Policy Value. Therefore, under Option 1, as Policy Value increases, the net amount at risk will decrease. Option 2, on the other hand, generally involves a constant amount at risk and, therefore, a set amount against which to apply the cost of insurance rate. Since the cost of insurance deduction is based upon the net amount at risk, the cost of insurance deduction from Policy Value will be less under a Policy with an Option 1 Death Benefit than under a similar Policy with an Option 2 Death Benefit. Because of this, based on favorable investment results, the Policy Value under Option 1 will have a tendency to increase faster than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Policy Value. Thus, Option 1 may be more suitable if you are more interested in increasing your Policy Value based upon positive investment experience while Option 2 is designed to increase total Death Benefits.

The corridor percentage depends upon the Attained Age of the Insured. The corridor percentage for each age is set forth in the table below:

                          ATTAINED          CORRIDOR
                            AGE            PERCENTAGE
                         ----------        ----------
                                              (%)
                         40 & below           250
                            41                243
                            42                236
                            43                229
                            44                222
                            45                215
                            46                209
                            47                203
                            48                197
                            49                191
                            50                185

                           ATTAINED         CORRIDOR
                             AGE           PERCENTAGE
                         -----------       ----------
                                              (%)
                             51               178
                             52               171
                             53               164
                             54               157
                             55               150
                             56               146
                             57               142
                             58               138
                             59               134
                             60               130
                             61               128
                             62               126
                             63               124
                             64               122
                             65               120
                             66               119
                             67               118
                             68               117
                             69               116
                             70               115
                             71               113
                             72               111
                             73               109
                             74               107
                            75-90             105
                             91               104
                             92               103
                             93               102
                             94               101
                         95 & higher          100

You may change the Death Benefit option by writing to us. If you ask to change from Option 2 to Option 1, the face amount will be increased by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, the face amount will be decreased by the amount of the Policy Value. The change will take effect on the Monthly Deduction Day on or immediately following the date we receive the written request.

We do not presently require you to prove insurability for a change in Death Benefit options. No change in the Death Benefit option will be allowed if it causes the face amount remaining in force to be less than $25,000.

You may increase and/or decrease the face amount after the fifth Policy Year. To make a change, you must send a written request to us at our home office. A change in the face amount will change the net amount at risk, which will, in turn, affect your cost of insurance charge. Any change in the face amount will become effective on the Monthly Deduction Day after we approve the request.

Any decrease in face amount will first apply to coverage provided by the most recent face amount increase, then to the next most recent increase successively and finally to the coverage under the original application. No decrease in the face amount will be allowed if the face amount remaining in force would be less than $25,000.

To apply for an increase in the face amount, a supplemental application must be completed and submitted to us with satisfactory evidence that the Insured is insurable. No increase will be permitted on or after the Insured's Attained Age
80.  The minimum amount by which the face amount may be increased is $10,000.
An increase in face amount will generate a new layer of surrender charges equal to the contingent deferred administrative charge only, based upon the effective date of the increase (see "Surrender Charge," page 15). The increase will not become effective if the Lapse Determination Value is insufficient to cover the deduction for the cost of the increased insurance for the policy month following the increase. Increases in face amount will also increase any Guaranteed Minimum Death Benefit Amount and will increase the Monthly Guarantee Premium.

OPTIONAL METHODS OF PAYMENT. In addition to a lump sum payment of benefits under the Policy, any proceeds to be paid under the Policy may be paid in any of five methods. A settlement option may be designated by notifying us in writing at our home office. Any amount left with us for payment under an optional payment plan will be transferred to the General Account. Any amounts transferred to the General Account will not be affected by the investment performance associated with the Separate Account.

You may elect to have the proceeds of this Policy paid under any of the payment options described below by making written request during the Insured's lifetime. If no election is in effect at the Insured's death, the Beneficiary may elect a payment option not later than 12 months after the Death Benefit is payable and before it is paid. If a Beneficiary is changed, the payment plan selection will no longer be in effect unless you request that it continue. The proceeds may be paid in any other manner agreed to by us.

OPTION A - INTEREST. We will hold the proceeds at interest, and pay out the funds when the person entitled to them requests.

OPTION B - FIXED PAYMENTS. We will pay a selected monthly income until the proceeds, with interest, are exhausted.

OPTION C - LIFE INCOME - GUARANTEED PERIOD CERTAIN.We will pay the proceeds in a monthly income for as long as the payee lives. Guarantee periods may be selected between 5 and 20 years. If a guarantee period is selected, payments will continue until the later of the death of the payee or the end of the guarantee period. If the payee dies before the end of the guarantee period, we will continue payments to a successor payee. If no guarantee period is selected, then payments will cease after the death of the payee. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due.

OPTION D - JOINT AND SURVIVOR. We will pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments will stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

OPTION E - PERIOD CERTAIN. We will pay the proceeds in monthly installments for a specified number of years, from 5 to 25. If the payee dies before the end of the specified period, the remaining guaranteed payments will be paid to a successor payee.

We will consent to an election of an option only if: (1) the option would provide guaranteed payments of more than $50 a month, or (2) proceeds are not payable to a corporation, association, partnership, trust, estate, or assignee.

We may have other options available. Information about them may be obtained by writing or calling us.

POLICY VALUE. The Policy Value is the sum of the values in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. The Policy Value will vary daily with the performance of the Subaccounts in which you have a Policy Value, interest credited to the Fixed Account, any net premiums paid, partial withdrawals, and charges assessed. There is no guaranteed minimum Policy Value.

On the Issue Date or, if later, the date the first premium is received, the Policy Value is the Net premium less the monthly deduction for the first policy month.

On each Valuation Date, the Policy Value in a Subaccount is: (1) The Policy Value of the Subaccount on the preceding Valuation Date, multiplied by the net investment factor for the Subaccount for the current Valuation Period, plus (2) any Net Premium received and allocated to the Subaccount during the current Valuation Period, plus (3) any Policy Value transferred to the Subaccount during the current Valuation Period, minus (4) any Policy Value transferred from the Subaccount during the current Valuation Period, minus (5) any partial withdrawals (plus applicable withdrawal charges) from the Subaccount during the current Valuation Period, minus (6) the portion of any monthly deduction or administrative expense charge allocated to the Subaccount during the current Valuation Period for the policy month following the Monthly Deduction Day.

All Policy Values equal or exceed those required by law. Detailed explanations of methods or calculation are on file with appropriate regulatory authorities.

NET INVESTMENT FACTOR. The net investment factor measures investment performance of a Subaccount during a Valuation Period. The net investment factor is (1) divided by (2), minus (3) where: (1)is the net result of: (a) the net asset value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gain distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes are applicable under present law). (2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period. (3) is a charge of 0.70% on an annualized basis which is assessed each day in the Valuation Period for mortality and expense risks.

POLICY LOANS. So long as the Policy remains in force, you may borrow money from us using the Policy as the only security for the loan. Loans have priority over the claims of any assignee or any other person. The maximum loan amount is an amount equal to 90% of the Surrender Value at the end of the Valuation period during which the loan request is received. Other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 19.

We will ordinarily disburse proceeds of policy loans within seven days from the date of receipt of a request for a loan at our home office, although payments may be postponed under certain circumstances (see "Postponement of Payments," page 17.) As long as the Policy remains in force, the loan may be repaid in whole or in part without penalty at any time while the Insured is living.

When a policy loan is made, a portion of the Policy Value sufficient to secure the loan will be transferred to the Loan Account reducing the Policy Value in the Separate Account, and/or the Fixed Account. Any loan interest that is due and unpaid will also be so transferred. Amounts transferred to the Loan Account will accrue interest at an annual rate of 4.0 percent. You must allocate a policy loan among the Subaccounts of the Separate Account, and the Fixed Account. Amounts transferred to the Loan Account will no longer be affected by the investment experience of the Separate Account. Thus, the remaining Policy Value may be greater than or less than that which it would have been had the policy loan not been made depending on the investment experience of the Separate Account and the interest credited to the Fixed Account. In addition, the proceeds payable on the death of the Insured will be reduced by the amount of Policy debt outstanding.

An amount equal to your Policy Value less all premiums paid may be taken as a Preferred Loan. The interest rate charged for Preferred Loans is 4.0% per year. A Standard Loan is the amount that may be borrowed from the sum of premiums paid. The Standard Loan interest rate is 6.0% per year.

Interest on policy loans accrues daily and is due at the end of each Policy Year. Any interest not paid when due becomes part of the policy loan and will bear interest at the same rate.

If you have a loan on a policy with another company, and you are terminating that policy to buy one from us, the old loan would normally be paid off during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Lincoln Benefit Life Policy through a Code Section 1035 tax-free exchange, up to certain limits. The use of a Code Section 1035 tax-free exchange may eliminate any income tax liability which would be due if the old loan was extinguished.

The maximum portion that can be carried over as "preferred" is 20% of the total Policy Value, as shown below.


Policy Value of old Policy:         $190,000.00
Policy Loan:                          40,000.00
                                    -----------

Surrender Value:                    $150,000.00

20% of Policy Value:                $ 38,000.00
"Preferred" portion transferable    $ 38,000.00
Remaining ("Standard") portion:     $  2,000.00

Policy Debt equals the total of all outstanding policy loans and accrued interest on policy loans. We will not allow Policy Debt to exceed the Surrender Value. If Policy Debt would otherwise exceed the Surrender Value, we will notify you and any assignee of record. We will require a payment sufficient to keep the policy in force for at least three more months. If such payment is not received within the grace period, the Policy will lapse and terminate without value (see "Policy Lapse," page 11). The Policy may, however, later be reinstated (see "Reinstatement," page 11). If the policy lapses with an outstanding policy loan, significant adverse tax consequences may result.
Please consult a qualified tax advisor for details.

So long as the Policy remains in force, Policy Debt may be repaid in whole or in part at any time during the Insured's life. If you do not designate the payment as a loan repayment, we will apply payments received as premium payments. Upon repayment, the Policy Value securing the repaid portion of the debt in the Loan Account will be transferred to the Subaccounts of the Separate Account and the Fixed Account using the same percentage used to allocate Net premiums. Any outstanding Policy Debt is subtracted from life insurance proceeds payable at the Insured's death and from Surrender Value upon complete surrender.

SURRENDER AND WITHDRAWAL PRIVILEGES. As long as the Policy is in force, you may surrender the Policy or make a partial withdrawal at any time by sending a written request to us at our home office. Surrender payments may be subject to the charges described in "Surrender Charge," page 15. Other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 19.

The Net Surrender Value of the Policy is the Policy Value less any applicable surrender charges and Policy debt. The Net Surrender Value will be determined at the end of the Valuation period during which the request for a surrender is received.

The amount payable upon complete surrender of the Policy is the Net Surrender Value which may be paid in a lump sum or under one of the optional payment plans specified in the Policy (see "Optional Methods of Payment," page 12.) Proceeds will generally be paid within seven days of receipt of a request for surrender in good form.

You can obtain a portion of the Net Surrender Value by making a partial withdrawal from the Policy. A partial withdrawal may not reduce the net Surrender Value below $500. A charge will be assessed on partial withdrawals during the first 12 Policy Years (see "Surrender Charge" on page 15 for details). The minimum withdrawal at any time is $250.

You should be aware that if you make a partial withdrawal you may incur a tax liability. See "Taxation of Policyowners," on page 18. A partial withdrawal will affect your Policy Value and Death Benefit.

OPTION 1. Partial withdrawals generally will affect both the Policy Value and the life insurance proceeds payable under the Policy. The Policy Value will be reduced to reflect the amount of the withdrawal. Moreover, life insurance proceeds payable under the Policy will generally be reduced to reflect the amount of the partial withdrawal. The face amount remaining after a partial withdrawal may not be less than $25,000. If increases in face amount previously have occurred, a partial withdrawal will first reduce the face amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

OPTION 2. Under Option 2, which provides for life insurance proceeds equal to the face amount plus Policy Value, a reduction in Policy Value as a result of a partial surrender will typically result in a dollar per dollar reduction in the life insurance proceeds payable under the Policy.

You may allocate a partial withdrawal among the Subaccounts of the Separate Account and the Fixed Account. Before any withdrawals can be made, a proper withholding form must be on file. The amount of the partial withdrawal will be allocated proportionately from the Subaccounts and the Fixed Account, unless you specify otherwise.

FREE LOOK PERIOD. You may cancel the Policy within the latest of: 10 days after you receive the policy, 10 days after we mail or deliver a written notice of withdrawal right to you, or 45 days after you sign the application (unless your state requires a longer free look period). To cancel the Policy, you must return it by mail or personal delivery to us. You will receive a refund equal to the sum of:

(a) the premium charge deducted from premiums for state premium taxes;

(b) the total amount of Monthly Deduction and any other charges deducted from Policy Value; and

(c) the Policy Value on the date we receive the returned Policy, less any Policy Debt.

If state law prohibits the above calculation, you will receive a refund of all premiums paid for the Policy.

RIGHT TO EXCHANGE. Once during the first 24 policy months following issuance of the Policy, you may convert the Policy into a fixed benefit policy. You may elect either the Net Death Benefit of the Policy on the date of exchange, or the net amount at risk under the Policy on the date of exchange, less any Policy debt. The net amount at risk under the Policy is determined by the Death Benefit option you selected (see "Death Benefits," page 11). Premiums will be based on the same Issue Age, Sex and Premium Class of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Policy Values to reflect variances, if any, in the payments and Policy Values under the existing Policy and the new policy. Policy Values will be determined as of the date we receive the exchange request.

Evidence of insurability will not be required. Upon conversion, the Net Policy Value is transferred to our General Account and is no longer affected by the investment experience of the Separate Account.


                             CHARGES AND DEDUCTIONS

PREMIUM CHARGES. Upon receipt of each premium payment and before allocation of the payment to the Policy Value, we will deduct 2.5% of the premium to pay state premium taxes. Premium payments from which we will deduct 2.5% will include funds transferred from existing policies (Section 1035 exchange) of this Company or any other company. This deduction represents an amount we consider necessary to pay all premium taxes imposed by the states and their subdivisions. Premium taxes currently range up to 4.0% of premium payments; therefore, the 2.5% deduction from your premium payments under the Policies may be more or less than the amount assessed as premium taxes in your state.

MONTHLY DEDUCTIONS. On each Monthly Deduction Day, we will deduct from the Policy Value of a Policy an amount to cover certain charges and expenses incurred in connection with the Policy. Unless otherwise requested, the Monthly Deduction will be taken pro rata from each of the Subaccounts of the Separate Account and the Fixed Account. The monthly deduction is intended to compensate the Company for expenses incurred in connection with the issuance of a Policy, the cost of insurance for the Policy, any optional insurance benefits added by rider, and certain administrative expenses. The administrative expenses include salaries, postage, telephone, office equipment and periodic reports.

The amount of the monthly deduction is equal to (i) the cost of insurance for the Policy, as described below, and the cost of additional benefits provided by rider, plus (ii) a monthly administration charge of $5.00 which is payable so long as the Policy remains in effect.

The cost of insurance is determined on a monthly basis, and is determined separately for the initial face amount and each subsequent increase in face amount. The cost of insurance is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each policy month. The net amount at risk is (a) - (b), where (a) is the Death Benefit as of the prior Monthly Deduction Date divided by 1.003273739, and (b) is the Policy Value as of the prior Monthly Deduction Day less the $5.00 monthly administration charge and less the cost of any benefit riders attached to the Policy. The cost of insurance rate is based on the sex, Issue Age, Policy Year, and premium rating class of the Insured under the Policy. However, we issue unisex policies in Montana and in connection with tax-qualified plans.

Although we will determine the cost of insurance rate based upon expectations as to future mortality experience, it can never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary (1980 CSO) Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Cost of insurance rates for unisex policies can never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

In addition, if we ever charge you a cost of insurance rate during the first five Policy Years which is greater than the rate provided by the rate scale in effect on the Issue Date, we must notify you. If you ask us to surrender the Policy within 60 days of the date we mail you such notice, we will waive any applicable surrender charge.

ADMINISTRATIVE EXPENSE CHARGE. An annual administrative expense charge of .20% of the Policy Value is assessed on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse the Company for certain administrative expenses related to maintenance of the Policy and the Separate Account, as well as issue expenses and start up costs associated with the administrative systems for the Policy not covered by the contingent deferred administrative charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Subaccount of the Separate Account which is currently .70% per year (guaranteed not to exceed .90%) of the value of the Subaccount to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

SURRENDER CHARGE. If you totally surrender your Policy, a surrender charge may apply, as described below.

The surrender charge has two parts: a contingent deferred sales charge and a contingent deferred administrative charge. The surrender charge during any Policy Year is equal to the sum of these two items multiplied by the applicable surrender percentage as shown in the Policy. The surrender charge is based on the face amount, and also depends on the Issue Age, premium class and sex of the Insured. Once determined, the surrender charge for the initial face amount is multiplied by the surrender percentage as shown below to obtain the surrender charge for a given Policy Year:


 ---------------------------------------------------------------------------------------------------------------
  Policy Year/Year from Effective Date of Increase     1-5     6     7     8     9     10     11     12    13 on
 ---------------------------------------------------------------------------------------------------------------
  Surrender Percentage                                 100    95    90    80    70     50     40     20      0
 ---------------------------------------------------------------------------------------------------------------

The contingent deferred sales charge is equal to 30% of the first SEC guideline annual premium paid. (The guideline annual premium is the level annual amount payable for future benefits under the contract, based on 1980 Commissioners Standard Ordinary Mortality Tables, net investment earnings of 5%, an Option 1 Death Benefit, and any fees and charges as set forth in the Policy). The contingent deferred sales charge is imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policy over the life of the Policy. To the extent distribution costs are not recovered by the contingent deferred sales charge, the shortfall may be made up from the assets of our General Account which includes funds derived from mortality and expense risk charges deducted from Separate Account assets.

The contingent deferred administrative charge varies by age as follows:

               Contingent Deferred Administrative Charge (CDAC)

            Issue Age or        CDAC       Issue Age or       CDAC
            Attained Age        per        Attained Age       per
            at Increase        $1,000      at Increase       $1,000
            ------------       ------      ------------      ------
                0-25           $1.45            36           $3.27
                 26             1.60            37            3.46
                 27             1.75            38            3.65
                 28             1.90            39            3.85
                 29             2.05            40            4.04
                 30             2.20            41            4.23
                 31             2.35            42            4.42
                 32             2.50            43            4.62
                 33             2.69            44            4.81
                 34             2.88            45 +          5.00
                 35             3.08

The contingent deferred administrative charge is imposed to cover the expenses we incur in issuing and administering the Policy, as well as start-up and maintenance costs associated with the administrative systems for the Policy and the Separate Account.

If you increase your face amount, an additional surrender charge will be applied for 12 years from the effective date of the increase. The initial charge will be determined by multiplying the increase in face amount, in thousands, by the applicable contingent deferred administrative charge for the Insured's Attained Age at the time of the increase. The resulting product is then multiplied by the same schedule of applicable surrender percentages as shown above to obtain the additional surrender charge for any 12 month period following the effective date of the increase. Lincoln Benefit Life does not anticipate making a profit on this charge.

If you decrease the face amount, any applicable surrender charge will remain the same.

For partial withdrawals made during the first 12 Policy Years we will assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value.

When a partial withdrawal charge is assessed, we will reduce any remaining surrender charges in a proportionate manner. No surrender or partial withdrawal charges will be applied under Policies issued to employees of Lincoln Benefit Life Company or its affiliates or issued to spouse or minor children of such employees.

TRANSFER FEE. In general, a transfer fee of $25 may be assessed on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We currently are waiving this fee.

The transfer fee will be deducted from Policy Values which remain in the Subaccount(s) or Fixed Account from which the transfer was made. If such remaining Policy Value is insufficient to pay the transfer fee, then the fee will be deducted from transferred Policy Values.

OTHER CHARGES. We also reserve the right to charge the assets of each Subaccount to provide for any income taxes that we may be required to pay on the assets attributable to that Subaccount. The net assets of each Subaccount will reflect the investment advisory fee and other expenses of its underlying Portfolio (see "The Portfolios," page 6.) For more information concerning these charges, see the individual Fund prospectuses. Lincoln Benefit Life may receive compensation from the investment advisors or administrators in connection with administrative service and cost savings experienced by the investment advisors or administrators.

                              GENERAL PROVISIONS

THE POLICY. The Policy and attached copy of the application and any supplemental applications are the entire Contract. Only a Lincoln Benefit Life Officer may approve a change in or waive any provisions of the Policy. We reserve the right to change the terms of the Policy to comply with changes in applicable law.

BENEFICIARIES. The original Beneficiaries and contingent Beneficiaries are designated by you on the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with us. One or more primary or contingent Beneficiaries may be named in the application. In such case, the proceeds of the Policy will be paid in equal shares to the survivors in the appropriate Beneficiary class unless you requested otherwise. However, other restrictions may apply if this Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 19.

ASSIGNMENT. The Policy can be assigned as collateral security, unless issued in connection with a qualified plan (see page 19). We must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments we may make or action we may take before we receive notice of such assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

INCONTESTABILITY. We will not contest the insurance coverage provided under the Policy, except for Policy reinstatements and subsequent increases in face amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Issue Date. A reinstated Policy will not be contested after the reinstated Policy has been in force during the lifetime of the Insured for a period of two years following the effective date of the reinstatement. Any increase in the face amount will not be contested after such increase has been in force during the lifetime of the Insured for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase.

MISSTATEMENTS. If the Insured's Age or sex has been stated incorrectly:

(1) the Death Benefit will be: (a) the Policy Value on the date of death; plus
(b) the amount that the cost of insurance, which was deducted from the Policy Value for the Policy month during which death occurred, would have purchased had the cost of the insurance been calculated using the cost of insurance rates for the correct Age and sex;

(2) the Surrender Value will be adjusted to the amount which premiums paid would have provided at the correct Age and sex.

SUICIDE. The Policy does not cover the risk of suicide within two years from the Policy date or two years from the date of any increase in face amount with respect to such increase, whether the Insured is sane or insane. In the event of suicide within two years of the Policy date, our only liability will be a refund of premiums paid, without interest, less any Policy debt and less any partial surrender. In the event of suicide within two years of an increase in face amount, our maximum liability with respect to the increase will be a refund of the cost of insurance for such increase.

POSTPONEMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear. Payment of any amount upon total surrender or partial withdrawal, policy loan, or Death Benefits may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; (ii) the Commission by order permits postponement for the protection of Policyowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months (or a shorter period if required by applicable law).

REPORTS AND RECORDS. Each year a report will be sent to you which shows the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, premiums paid and deductions made since the last annual report. We will also include any information required by state law or regulation. In addition, we will send you the reports required by the 1940 Act. Confirmation notices (or other appropriate notification) of Policy transactions will be mailed at least quarterly or at such more frequent times as may be required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. Questions about periodic statements should be communicated to us promptly.

OPTIONAL INSURANCE BENEFITS. Subject to evidence of insurability, one or more optional benefits may be included with a Policy by rider. The cost of any riders will be deducted as part of the monthly deductions (See "Monthly Deductions," page 15.) We reserve the right to not make available a rider or to offer additional riders. The riders currently available are as follows:

CHILDREN'S LEVEL TERM RIDER: Provides for level term insurance on the Insured's children, as defined in the rider. Coverage is provided to the earlier of the child's 25th birthday or the Insured's age 65. The death benefit will be paid to the Policyowner unless another beneficiary is provided. If the Insured dies prior to the termination of the rider, coverage on each child becomes paid-up term insurance to age 25. The rider may be exchanged for a new Policy on each child's 25th birthday or the Insured's age 65, if sooner, without evidence of insurability.

ACCIDENTAL DEATH BENEFIT: Provides additional insurance if the Insured's death results from accidental bodily injury as defined in the rider. The rider terminates on the earlier of the policy anniversary following the Insured's 70th birthday, the date the policy terminates, or the next monthly deduction day after the Policyowner requests.

CONTINUATION OF PREMIUM: This rider will contribute a monthly amount to the Policy Value in the event that the Insured becomes totally disabled as defined in the rider. This rider terminates at age 60, or upon policy termination or the next monthly deduction day after the Policyowner requests, if earlier.

ADDITIONAL INSURED RIDER: Provides for coverage on an additional Insured. The face amount of the rider will be paid to the named beneficiary upon due proof that the additional Insured died while the rider was in force. Coverage is renewable until the additional Insured's age 99. The rider may be exchanged for a new Policy on the additional insured's life prior to the additional Insured's 75th birthday,without evidence of insurability, subject to certain conditions as defined in the rider.

PRIMARY INSURED RIDER: Provides for additional term coverage on the primary Insured. Coverage is renewable until the Insured's age 99. The rider may be exchanged for a new policy without evidence of insurability prior to age 75, or converted to the base Policy after the 5th Policy Year and prior to age 75, subject to certain conditions as defined in the rider.

If the Policy is issued in connection with a Qualified Plan, not all of the benefits provided by these riders will be available.


                           DISTRIBUTION OF THE POLICY

Contracts are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. We pay all such commissions and incentives.

Lincoln Benefit Financial Services, Inc. ("LBFS") located at 206 South 13th Street, Lincoln, Nebraska 68508 serves as principal underwriter of the Policies. LBFS is a wholly-owned subsidiary of Lincoln Benefit Life Company. It is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Registered representatives of LBFS who sell the Policy will be paid a maximum sales commission of approximately 70% of all premium payments up to the commissionable first year premium paid plus 2.85% of all premiums in excess thereof. Certain commissions may be reduced for ages 50 and older. In addition, certain bonuses and managerial compensation may be paid.


                              FEDERAL TAX MATTERS

The following description of Federal income tax considerations is based on the law in effect on the date of this Prospectus.

TAXATION OF THE SEPARATE ACCOUNT

We are taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the total operations of the Company. However, the investment income and capital gains of the Separate Account to the extent allocated to the Policies are not subject to Federal income taxes.

No charge or provision for federal income taxes is currently being made against the Separate Account for our federal income taxes. Should the tax treatment of the Separate Account be changed, we may charge each Subaccount in the Separate Account for its allocable share of Federal income tax.

In several states, we may incur state and local taxes on the operations of the Separate Account. To the extent that these taxes are not significant, no charge or provision is currently being made for them against the Separate Account. If these taxes should be increased, we may make a charge or provision for them against the Subaccounts of the Separate Account. Any charges or provisions for taxes against the Subaccounts will adversely affect their investment performance.

TAXATION OF POLICYOWNERS

The Policy is structured to satisfy the definition of a life insurance contract under the Code with the result that the Death Benefit will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for Federal estate tax purposes if the proceeds are payable to the estate. If the Beneficiary is other than your estate but you retained incidents of ownership in the Policy, the Death Benefit will also be included. Examples of incidents of ownership include, but are not limited to, the right to change beneficiaries, to assign the Policy or revoke an assignment, and to pledge the Policy or obtain a policy loan. If you own and are the Insured under a Policy and if you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance tax consequences may apply.

Under the Code, loans received under the Policy are treated the same as loans under a fixed benefit life insurance policy. Consequently, no portion of any loan under the Policy is normally expected to constitute income to the owner. Similarly, withdrawals of Policy Value should constitute income to the Policy owner only to the extent the amounts withdrawn exceed the premiums paid. However, under certain circumstances, a Policy might be deemed to constitute a "modified endowment contract", as discussed immediately below; under such circumstances, pre-death distributions and Policy loans may have adverse tax consequences.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 amended the federal income tax treatment of pre-death withdrawals from a class of life insurance contracts referred to as modified endowment contracts ("MECs"). Unlike other life insurance contracts, amounts received before death from a MEC, including policy loans, are treated first as income (to the extent of gain) and then as recovered investment. For purposes of determining the amount includible in income, all MECs issued by the same company (or affiliate) to the same policyholder during any calendar year will be treated as one MEC. Finally, an additional 10% income tax is generally imposed on the taxable portion of amounts received before age 59 1/2.

In general, a MEC is a life insurance contract entered into or materially changed after June 20, 1988 that fails to meet a "7-pay test". Under the 7-pay test, if the amount of premiums paid under the life insurance contract at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid if the contract provided for paid-up future benefits after the payment of 7 level annual payments, the contract is a MEC. A policy may have to be reviewed under the 7-pay test even after the first seven policy years in the case of certain events such as a material modification of the policy as discussed below. If there is a reduction in benefits under the contract during any 7-pay testing period, the 7-pay test is applied using the reduced benefits level.

Any distribution made within two years before a policy fails the 7-pay test is treated as made in anticipation of such failure. Whether or not a particular policy meets these definitional requirements is dependent on the date the contract was entered into, premium payments made and the periodic premium payments to be made, the level of death benefits, any changes in the level of death benefits, the extent of any prior cash withdrawals, and other factors. A life insurance policy which is issued in exchange for a MEC will also be considered a MEC. If action is required to be taken in order to prevent a Policy from being deemed to be a modified endowment contract, we will advise you of such status.

A Policy should be reviewed upon issuance, upon making a cash withdrawal, upon making a change in future benefits and upon making a material modification to the Policy to determine to what extent, if any, these tax rules apply. A material modification to a Policy includes, but is not limited to, an increase in the future benefits provided under the Policy. The annual statement sent to you will include information regarding the modified endowment contract status of your Policy.

Counsel and other competent advisors should be consulted to determine how these rules apply to an individual situation and before making unscheduled premium payments, increasing or decreasing the specified face amount, or adding or removing a rider.

Congress may, in the future, consider other legislation that, if enacted, could adversely affect the tax treatment of life insurance policies. In addition, the Treasury Department may by regulation or interpretation modify the above described tax effects. Any legislative or administrative action could be applied retroactively.

DIVERSIFICATION REQUIREMENTS

Flexible premium variable life insurance policies will be treated as life insurance contracts under the Code so long as the investments of the separate accounts funding them are "adequately diversified" under Treasury regulations. If the investments of a separate account are determined to be not adequately diversified, policyowners in the separate account will be treated as the owners of the underlying assets and thus currently taxable on earnings and gains. It is intended that the investments of the Separate Account are now and will remain adequately diversified under the Treasury regulations.

In connection with the issuance of the regulations on diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments among Subaccounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time of the issuance of the diversification regulations, the Treasury announced that guidance would be issued in the future on the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account or otherwise to attempt to qualify the contract for favorable tax treatment.

QUALIFIED PLANS

The Policy may be suitable for purchase by pension and profit-sharing plans established by corporations, partnerships, sole proprietors and other eligible organizations which are qualified for favorable tax treatment under Sections 401(a) and 403(b) of the Code ("qualified plans"). The primary purpose of a qualified plan is to provide retirement benefits for the participants and any pre-retirement benefit, such as life insurance protection, must be incidental to this primary purpose or the plan risks disqualification. Unisex cost of insurance rates apply to policies issued in connection with qualified plans. The tax treatment of "qualified" life insurance policies differs from traditional life insurance; tax advice on these matters should be sought from competent tax counsel.

The rules regarding the use of life insurance in connection with qualified plans are complex. There may be special limitations that apply if the Policy is purchased as qualified life insurance. These limitations include, but are not limited to, nontransferability, alienation of benefits, incidental life insurance provisions relating to premium limitations, joint and survivor annuity provisions, spousal rights, required minimum distributions, eligibility for plan distributions (including loans), and supplemental benefit restrictions.

TAX ADVICE

The foregoing summary does not purport to be a complete discussion of the tax treatment of the Policy. Tax advice on these matters should be sought from competent tax counsel.

                               SAFEKEEPING OF THE
                           SEPARATE ACCOUNT'S ASSETS

We hold the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the general account assets. Additional protection is provided in the form of an insurance company blanket bond which covers directors and employees of the Company. The bond, which was issued by Lloyds of London, covers up to $1,000,000 per loss.


                                 VOTING RIGHTS

To the extent required by law, we will vote the Fund shares held in the various Subaccounts of the Separate Account at regular and special shareholder meetings of the Fund in accordance with the instructions received from persons having voting interests in the Separate Account. The number of votes you have the right to instruct will be determined by dividing the Policy's Policy Value in a Subaccount of the Separate Account by $100.00. Fractional votes will be counted. The number of votes on which you have the right to instruct will be determined as of a record date not more than 90 days before any meeting at which such vote is held. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Separate Account.

We will vote Fund shares as to which no instructions are received, and shares which are not attributable to Policyowners, in proportion to the voting instructions which are received with respect to all Policies participating in the Fund. Each person having a voting interest will receive proxy material, reports and other materials relating to the Fund.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by the Fund. In the event that we disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual financial report to you.


                              STATE REGULATION OF
                              LINCOLN BENEFIT LIFE

We are organized under the laws of the State of Nebraska and are subject to regulation by the Commissioner of Insurance of that state. An annual statement is filed with the Director of Insurance of the State of Nebraska each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. A full examination of the Company's operations is periodically conducted by the National Association of Insurance Commissioners.

In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.


                        EXECUTIVE OFFICERS AND DIRECTORS
                            OF LINCOLN BENEFIT LIFE
   (NAME; POSITION WITH LBL AND YEAR OF ELECTION; Principal Occupation Last 5
                                     Years)

DOUGLAS F. GAER; EXECUTIVE VICE PRESIDENT, 1997; DIRECTOR, 1981; Senior Vice President, 4/95-2/97; Senior Vice President and Treasurer, 4/94-3/95, Vice President 3/81-4/94, Director, Lincoln Benefit Life Company; Senior Vice President and Treasurer, Surety Life Insurance Company 1/94-present; Director Lincoln Benefit Financial Services, Inc., 5/93-present.

PETER H. HECKMAN; VICE CHAIRMAN OF THE BOARD 1996, DIRECTOR, 1990; Vice President, Director 4/92-present, Glenbrook Life & Annuity Company; Vice President 11/90-present, Director 9/90-present, Glenbrook Life Insurance Company; Vice President 6/89-present, Director 7/90-present, Allstate Life Insurance Company of New York; Vice President 4/89-present, Director 12/88-present, Allstate Life Insurance Company; Vice President 12/88-present, Director 12/88-present, Northbrook Life Insurance Company; Director 5/90-present, Surety Life Insurance Company; Director 5/90-present, Lincoln Benefit Life Company; Director 5/91-9/93, Allstate Life Financial Services.

WILLIAM F. KRUEGER; SENIOR VICE PRESIDENT, 1994; DIRECTOR, 1987; Senior Vice President, 4/94-present, Vice President 1/84-4/94, Director, Lincoln Benefit Life Company; Vice President, Director, 5/93-present, Lincoln Benefit Financial Services, Inc.

LOUIS G. LOWER, II; CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER, 1989; DIRECTOR, 1989; Chairman of the Board & President, 4/92-6/95, Chairman of the Board and Chief Executive Officer 6/95-present, Glenbrook Life & Annuity Company; Chairman of the Board & President 1/91-12/95, Chairman of the Board and Chief Executive Officer 12/95-present, Director 9/90-present, Glenbrook Life Insurance Company; President 1/90-present, Executive Vice President 1/89-1/90,

Senior Vice President & Treasurer 10/86-12/88, Director, Allstate Life Insurance Company; Chairman of the Board and Chief Executive Officer 6/95-present, Chairman of the Board and President 4/90-6/95, Chairman of the Board 4/90-7/90, Executive Vice President 1/89-4/90, Senior Vice President and Treasurer 10/86-4/89, Director, Northbrook Life Insurance Company; Chairman of the Board & President 6/90-present, Vice President & Treasurer 12/86-6/90, Director, Allstate Life Insurance Company of New York; Chairman of the Board & Chief Executive Officer, Director 5/90-present, Lincoln Benefit Life Company; Chairman of the Board & Chief Executive Officer 3/90-present, Director 5/89-present, Surety Life Insurance Company; Group Vice President 76-89, Director, Allstate Insurance Company; Director 4/90-present, Allstate Settlement Company; Director 5/91-present, Allstate Life Financial Services.

JOHN J. MORRIS; SENIOR VICE PRESIDENT/SECRETARY, 1994; DIRECTOR, 1987; Senior Vice President & Secretary, 4/94-present,Vice President & Secretary 8/85-4/94, Director, Lincoln Benefit Life Company; Vice President & Secretary, Director 5/93-present, Lincoln Benefit Financial Services Inc.

LAWRENCE POLLOCK; DIRECTOR, 1995; Senior Vice President and Secretary, 1990-present, Surety Life; Senior Vice President and Director, 1987-present, Surety Life.

ROBERT E. RICH; EXECUTIVE VICE PRESIDENT 1996; DIRECTOR, 1987; Senior Vice President/Chief Actuary and Treasurer, 4/95-5/96; Senior Vice President, Assistant Secretary, 4/94-3/95, Vice President/Assistant Secretary, 1/84-4/94, Director, Lincoln Benefit Life Company; Senior Vice President and Chief Actuary, 1/94-present, Director, Surety Life Insurance Company, 9/93-present; Director 5/93-present, Lincoln Benefit Financial Services, Inc.

THEODORE A. SCHNELL; DIRECTOR, 1987; Assistant Treasurer 4/92-present, Glenbrook Life& Annuity Company; Assistant Treasurer 9/90-present, Director 9/90-7/92, Glenbrook Life Insurance Company; Assistant Vice President,Assistant Secretary & Assistant Treasurer 4/89-present, Assistant Treasurer & Assistant Secretary 1/87-4/89, Northbrook Life Insurance Company; Assistant Vice President 6/90-present,Assistant Treasurer 6/88-6/90, Director 4/95-present, Allstate Life Insurance Company of New York; Assistant Vice President, Assistant Secretary & Assistant Treasurer 4/89-present, Assistant Treasurer & Assistant Secretary 1/86-12/89, Allstate Life Insurance Company;Director, Lincoln Benefit Life Company; Director, Surety Life Insurance Company.

KEVIN R. SLAWIN; DIRECTOR, 1996; Director and Vice President-Finance and Planning, Allstate Life Insurance Company, 1996; Director, Allstate Life Insurance Company of New York, 1996; Director Laughlin Group Holdings, Inc. 1996; Director, Northbrook Life Insurance Company, 1996; Director, Surety Life Insurance Company, 1996; Director, Glenbrook Life Insurance Company, 1996; Assistant Vice President, Assistant Treasurer, Allstate Insurance Company, 1995-1996.

STEPHEN W. SUTTON; SENIOR VICE PRESIDENT, 1994; DIRECTOR, 1981;Senior Vice President, 4/94-present, Vice President, 1/75-4/94; Director, Lincoln Benefit Life Company.

MICHAEL J. VELOTTA; DIRECTOR, 1992; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Allstate Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Glenbrook Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Glenbrook Life & Annuity Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Allstate Life Insurance Company of New York; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Northbrook Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Surety Life Insurance Company; Assistant Vice President & Assistant General Counsel 1989, Allstate Insurance Company; Director 12/92-present, Lincoln Benefit Life Company.

RANDY J. VON FUMETTI; SENIOR VICE PRESIDENT, 1996; Director, 1996; Senior Vice President, 1996, Surety Life Insurance Company; Senior Actuary and Director 8/87-9/96 Allstate Life Insurance Company.

CAROL S. WATSON; SENIOR VICE PRESIDENT/GENERAL COUNSEL, 1994;DIRECTOR , 1992; Senior Vice President & General Counsel 4/94-present, Vice President & General Counsel, 7/91-4/94, Director 5/92-present, Lincoln Benefit Life Company, Senior Vice President, Assistant Secretary and General Counsel, Surety Life Insurance Company 1/94-present; President, 1996, Director 1993 Vice President and General Counsel, Director 5/93-present, Lincoln Benefit Financial Services, Inc.

B. EUGENE WRAITH; PRESIDENT, CHIEF OPERATING OFFICER, 1996; DIRECTOR, 1984; President and Chief Operating Officer, 3/96-present, Director, Senior Vice President, 4/94-3/96, Vice President, 12/81-4/94, Lincoln Benefit Life Company; President and Chief Operating Officer, Director, 3/96-present, Surety Life Insurance Company; Executive Vice President 1/94-3/96, Director 9/93-present, Surety Life Insurance Company; President, Chairman of the Board , 1993; Director, 1993; President, 5/93-11/96, Lincoln Benefit Financial Services, Inc. Lincoln Benefit Financial Services, Inc.

                                 LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policy under Nebraska insurance law have been passed upon by Carol S. Watson, Senior Vice President and General Counsel of the Company. Legal matters relating to the federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Katten, Muchin & Zavis, 1025 Thomas Jefferson St., East Lobby, Suite 70, Washington, D.C. 20007-5201.


                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Subaccounts thereof are subject. We are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.


                                    EXPERTS

The financial statements of the Separate Account and Consolidated financial statements and supplemental schedule for Lincoln Benefit Life Company included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports. Such financial statements and supplemental schedule have been included herein in reliance upon the reports of Deloitte & Touche LLP, given upon their authority as experts in accounting and auditing. Actuarial matters included in this Prospectus have been examined by Dean M. Way, Vice President and Actuary of the Company.

                             REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Separate Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.



                              FINANCIAL STATEMENTS

The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statement of Net Assets of Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 1996, and the related Statements of Operations and Statements of Changes in Net Assets for each of the three years ended December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1996, and the results of its operations and changes in its net assets for each of the three years ended December 31, 1996, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Lincoln, Nebraska

April 18, 1997

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 1996

NET ASSETS
Investments in the Janus Aspen Series
 Flexible Income Portfolio - 38,082 shares (cost $409,829)          $   428,042
 Balanced Portfolio - 105,737 shares (cost $1,461,188)                1,561,733
 Growth Portfolio - 244,605 shares (cost $3,423,880)                  3,793,828
 Aggressive Growth Portfolio - 269,395 shares (cost $4,818,210)       4,913,768
 Worldwide Growth Portfolio - 326,832 shares (cost $5,657,812)        6,353,619

Investments in IAI Retirement Funds, Inc.
 Regional Portfolio - 109,411 shares (cost $1,534,113)                1,643,358
 Reserve Portfolio - 11,043 shares (cost $111,000)                      110,761
 Balanced Portfolio - 18,646 shares (cost $220,282)                     236,992

Investments in Fidelity Variable Insurance Products Fund II
 Asset Manager - 142,008 shares (cost $2,131,918)                     2,404,187
 Contra Fund - 85,981 shares (cost $1,314,920)                        1,423,840

Investments in Fidelity Variable Insurance Products Fund
 Money Market Fund - 4,724,189 shares (cost $4,724,189)               4,724,189
 Equity Income Fund - 374,685 shares (cost $7,222,415)                7,879,624
 Growth Fund - 294,663 shares (cost $8,446,182)                       9,175,807
 Overseas Fund - 148,225 shares (cost $2,529,381)                     2,792,565

Investments in Federated Investors
 High Income Bond Fund II - 55,836 shares (cost $533,552)               571,757
 Utility Fund II - 75,484 shares (cost $837,971)                        891,472
 U.S. Gov't Securities Fund II - 16,727 shares (cost $166,222)          168,774

Investments in the Scudder Variable Life Investment Fund
 Bond Portfolio - 66,853 shares (cost $433,611)                         449,923
                                                                    -----------
   Net Assets                                                       $49,524,239
                                                                    ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996


                                                             Janus Aspen Series
                                      -----------------------------------------------------------------

                                       Flexible                               Aggressive     Worldwide
                                        Income      Balanced      Growth        Growth        Growth
                                       Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                      -----------   ---------   -----------   -----------   -----------

INVESTMENT INCOME
Dividends                             $    28,956   $  24,060   $    66,561   $    32,872   $    70,248

Charges from Lincoln Benefit Life:

 Mortality and expense risk                (3,081)     (5,133)      (17,622)      (22,971)      (27,157)

 Annual maintenance fees                     (444)       (966)       (4,300)       (4,954)       (6,001)
                                      -----------   ---------   -----------   -----------   -----------

  Net investment income (loss)             25,431      17,961        44,639         4,947        37,090
                                      -----------   ---------   -----------   -----------   -----------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

 Proceeds from sales                    3,253,040     540,583     4,619,681     3,894,105     4,047,850
 Cost of investments sold              (3,262,450)   (512,659)   (4,460,153)   (3,743,475)   (3,723,899)
                                      -----------   ---------   -----------   -----------   -----------

  Net realized gains (losses)              (9,410)     27,924       159,528       150,630       323,951
                                      -----------   ---------   -----------   -----------   -----------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)               12,685      63,972       196,507      (106,700)      449,881
                                      -----------   ---------   -----------   -----------   -----------

  Net gains (losses) on investments         3,275      91,896       356,035        43,930       773,832
                                      -----------   ---------   -----------   -----------   -----------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $    28,706   $ 109,857   $   400,674   $    48,877   $   810,922
                                      ===========   =========   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

                                                                                   Fidelity
                                                                              Variable Insurance
                                          IAI Retirement Funds, Inc.           Products Fund II
                                      -------------------------------------------------------------

                                        Regional     Reserve     Balanced     Asset       Contra
                                       Portfolio    Portfolio   Portfolio    Manager       Fund
                                      -----------   ---------    --------   ---------   -----------

INVESTMENT INCOME
Dividends                             $    57,490   $   5,848    $  2,836   $  93,832   $         0

Charges from Lincoln Benefit Life:

   Mortality and expense risk              (7,876)       (840)     (1,181)    (13,197)       (3,942)

   Annual maintenance fees                 (2,112)       (280)       (231)     (3,365)         (390)
                                      -----------   ---------    --------   ---------   -----------

      Net investment income (loss)         47,502       4,728       1,424      77,270        (4,332)
                                      -----------   ---------    --------   ---------   -----------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

   Proceeds from sales                  1,894,171     219,306      55,724     723,977     2,224,121
   Cost of investments sold            (1,831,828)   (219,298)    (54,000)   (697,067)   (2,182,941)
                                      -----------   ---------    --------   ---------   -----------

      Net realized gains (losses)          62,343           8       1,724      26,910        41,180
                                      -----------   ---------    --------   ---------   -----------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)              5,699        (185)     12,703     142,549       108,920
                                      -----------   ---------    --------   ---------   -----------

  Net gains (losses) on investments        68,042        (177)     14,427     169,459       150,100
                                      -----------   ---------    --------   ---------   -----------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $   115,544   $   4,551    $ 15,851   $ 246,729   $   145,768
                                      ===========   =========    ========   =========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996



                                               Fidelity Variable Insurance Products Fund
                                        -------------------------------------------------------
                                           Money         Equity
                                           Market        Income         Growth       Overseas
                                            Fund          Fund           Fund          Fund
                                        ------------   -----------   ------------   -----------

INVESTMENT INCOME
Dividends                               $    184,977   $   152,414   $    297,028   $    44,034

Charges from Lincoln Benefit Life:

   Mortality and expense risk                (24,780)      (34,708)       (43,959)      (15,011)

   Annual maintenance fees                    (5,123)       (7,053)        (9,321)       (3,434)
                                        ------------   -----------   ------------   -----------

      Net investment income (loss)           155,074       110,653        243,748        25,589
                                        ------------   -----------   ------------   -----------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

   Proceeds from sales                    54,683,921     4,355,338     13,992,446     3,383,186
   Cost of investments sold              (54,683,921)   (4,195,680)   (13,911,634)   (3,363,999)
                                        ------------   -----------   ------------   -----------

      Net realized gains (losses)                  0       159,658         80,812        19,187
                                        ------------   -----------   ------------   -----------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                     0       381,436        366,501       206,427
                                        ------------   -----------   ------------   -----------

      Net gains (losses) on investments            0       541,094        447,313       225,614
                                        ------------   -----------   ------------   -----------


CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS            $    155,074   $   651,747   $    691,061   $   251,203
                                        ============   ===========   ============   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

                                                                                  Scudder
                                                                                  Variable
                                                                                    Life
                                                                                 Investment
                                                Federated Investors                 Fund
                                      ----------------------------------------   ----------
                                                                        U.S.
                                         High                        Government
                                      Income Bond       Utility      Securities     Bond
                                        Fund II         Fund II       Fund II     Portfolio       Total
                                      -----------     -----------    ---------    ---------   -------------

INVESTMENT INCOME
Dividends                             $    49,976     $    29,575    $   9,335    $  30,112   $   1,180,154

Charges from Lincoln Benefit Life:

 Mortality and expense risk                (3,879)         (4,861)      (1,097)      (2,803)       (234,098)

 Annual maintenance fees                     (760)           (890)        (314)        (762)        (50,700)
                                      -----------     -----------    ---------    ---------   -------------

  Net investment income (loss)             45,337          23,824        7,924       26,547         895,356
                                      -----------     -----------    ---------    ---------   -------------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

 Proceeds from sales                    3,205,249       1,512,094      174,412      925,592     103,704,796
 Cost of investments sold              (3,199,911)     (1,456,969)    (174,781)    (947,810)   (102,622,475)
                                      -----------     -----------    ---------    ---------   -------------

  Net realized gains (losses)               5,338          55,125         (369)     (22,218)      1,082,321
                                      -----------     -----------    ---------    ---------   -------------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)               22,230          20,781        1,087        6,529       1,891,022
                                      -----------     -----------    ---------    ---------   -------------

  Net gains (losses) on investments        27,568          75,906          718      (15,689)      2,973,343
                                      -----------     -----------    ---------    ---------   -------------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $   72,905      $    99,730    $   8,642    $  10,858   $   3,868,699
                                      ==========      ===========    =========    =========   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995



                                                          Janus Aspen Series
                                      ----------------------------------------------------------
                                      Flexible                            Aggressive   Worldwide
                                      Income      Balanced     Growth       Growth      Growth
                                      Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                      ---------   ---------   ---------    ---------   ---------

INVESTMENT INCOME
Dividends                             $  15,216   $   4,567   $  25,501    $  15,772   $   6,290

Charges from Lincoln Benefit Life:

 Mortality and expense risk              (1,039)     (1,527)     (4,706)      (5,057)     (6,656)

 Annual maintenance fees                   (329)       (285)       (796)        (686)     (1,446)
                                      ---------   ---------   ---------    ---------   ---------

  Net investment income (loss)           13,848       2,755      19,999       10,029      (1,812)
                                      ---------   ---------   ---------    ---------   ---------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

 Proceeds from sales                    232,553     112,818     636,133      518,563     445,568
 Cost of investments sold              (222,593)   (107,078)   (662,471)    (498,166)   (432,957)
                                      ---------   ---------   ---------    ---------   ---------

  Net realized gains (losses)             9,960       5,740     (26,338)      20,397      12,611
                                      ---------   ---------   ---------    ---------   ---------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)              6,761      38,145     171,492      196,555     243,950
                                      ---------   ---------   ---------    ---------   ---------

  Net gains (losses) on investments      16,721      43,885     145,154      216,952     256,561
                                      ---------   ---------   ---------    ---------   ---------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $  30,569   $  46,640   $ 165,153    $ 226,981   $ 254,749
                                      =========   =========   =========    =========   =========



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

                                                                          Fidelity
                                                                          Variable
                                                                          Insurance
                                                                          Products
                                         IAI Retirement Funds, Inc.        Fund II
                                      ---------------------------------   ---------

                                       Regional    Reserve     Balanced     Asset
                                      Portfolio   Portfolio   Portfolio    Manager
                                      ---------   ---------    --------   ---------

INVESTMENT INCOME
Dividends                              $    391   $   2,803    $    342   $  10,894

Charges from Lincoln Benefit Life:

   Mortality and expense risk            (2,296)       (399)       (290)     (6,567)

   Annual maintenance fees                 (467)        (27)        (66)     (1,562)
                                       --------   ---------    --------   ---------

      Net investment income (loss)       (2,372)      2,377         (14)      2,765
                                       --------   ---------    --------   ---------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

   Proceeds from sales                   77,888     118,098      22,109     646,139
   Cost of investments sold             (74,346)   (118,123)    (21,100)   (637,477)
                                       --------   ---------    --------   ---------

      Net realized gains (losses)         3,542         (25)      1,009       8,662
                                       --------   ---------    --------   ---------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          100,661         (56)      4,124     137,732
                                       --------   ---------    --------   ---------

  Net gains (losses) on investments     104,203         (81)      5,133     146,394
                                       --------   ---------    --------   ---------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS             $101,831   $   2,296    $  5,119   $ 149,159
                                       ========   =========    ========   =========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

                                            Fidelity Variable Insurance Products Fund
                                      ------------------------------------------------------

                                         Money         Equity
                                         Market        Income        Growth       Overseas
                                          Fund          Fund          Fund          Fund
                                      ------------   -----------   -----------   -----------

INVESTMENT INCOME
Dividends                             $     98,362   $    60,295   $     7,367   $       605

Charges from Lincoln Benefit Life:

   Mortality and expense risk              (12,073)       (9,845)      (14,424)       (5,217)

   Annual maintenance fees                  (5,034)       (2,112)       (2,186)       (1,208)
                                      ------------   -----------   -----------   -----------

      Net investment income (loss)          81,255        48,338        (9,243)       (5,820)
                                      ------------   -----------   -----------   -----------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:

   Proceeds from sales                  18,399,162     1,886,514     2,970,149     2,446,575
   Cost of investments sold            (18,399,162)   (1,826,552)   (2,917,091)   (2,419,166)
                                      ------------   -----------   -----------   -----------

      Net realized gains (losses)                0        59,962        53,058        27,409
                                      ------------   -----------   -----------   -----------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                   0       275,549       331,893        57,016
                                      ------------   -----------   -----------   -----------

      Net gains (losses) on
       investments                               0       335,511       384,951        84,425
                                      ------------   -----------   -----------   -----------


CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS          $     81,255   $   383,849   $   375,708   $    78,605
                                      ============   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

                                                                              Scudder
                                                                              Variable
                                                                                Life
                                                                             Investment
                                              Federated Investors               Fund
                                      ------------------------------------   ----------

                                      Corporate                  Government
                                        Bond          Utility       Bond        Bond
                                        Fund           Fund         Fund      Portfolio      Total
                                      ---------      --------     --------    ---------   ------------

INVESTMENT INCOME
Dividends                             $  30,744      $  7,247     $  1,869    $   7,251   $    295,516

Charges from Lincoln Benefit Life:

 Mortality and expense risk              (2,473)       (1,151)        (243)        (757)       (74,720)

 Annual maintenance fees                   (570)         (193)         (25)        (100)       (17,092)
                                      ---------      --------     --------    ---------   ------------

  Net investment income (loss)           27,701         5,903        1,601        6,394        203,704
                                      ---------      --------     --------    ---------   ------------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:

 Proceeds from sales                    451,177        85,202       86,158      170,888     29,305,694
 Cost of investments sold              (444,415)      (85,352)     (86,376)    (169,924)   (29,122,349)
                                      ---------      --------     --------    ---------   ------------

  Net realized gains (losses)             6,762          (150)        (218)         964        183,345
                                      ---------      --------     --------    ---------   ------------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)             23,136        33,395        1,469        9,628      1,631,450
                                      ---------      --------     --------    ---------   ------------

  Net gains (losses) on investments      29,898        33,245        1,251       10,592      1,814,795
                                      ---------      --------     --------    ---------   ------------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $  57,599      $ 39,148     $  2,852    $  16,986   $  2,018,499
                                      =========      ========     ========    =========   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1994

                                                         Janus Aspen Series
                                      --------------------------------------------------------

                                     Flexible                            Aggressive   Worldwide
                                      Income     Balanced     Growth       Growth      Growth
                                     Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                      -------    --------    --------     --------    --------

INVESTMENT INCOME
Dividends                             $ 1,162    $    762    $  1,747     $    874    $      3

Charges from Lincoln Benefit Life:

 Mortality and expense risk              (115)       (247)       (470)        (200)       (554)

 Annual maintenance fees                    0           0           0            0           0
                                      -------    --------    --------     --------    --------

  Net investment income (loss)          1,047         515       1,277          674        (551)
                                      -------    --------    --------     --------    --------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

 Proceeds from sales                    4,522       9,897      13,228       47,143      90,642
 Cost of investments sold              (4,542)    (10,036)    (13,170)     (46,235)    (91,583)
                                      -------    --------    --------     --------    --------

  Net realized gains (losses)             (20)       (139)         58          908        (941)
                                      -------    --------    --------     --------    --------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)           (1,233)     (1,572)      1,949        5,703       1,976
                                      -------    --------    --------     --------    --------

  Net gains (losses) on investments    (1,253)     (1,711)      2,007        6,611       1,035
                                      -------    --------    --------     --------    --------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS              ($206)    ($1,196)   $  3,284     $  7,285    $    484
                                      =======    ========    ========     ========    ========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1994

                                                                          Fidelity
                                                                          Variable
                                                                          Insurance
                                                                          Products
                                         IAI Retirement Funds, Inc.        Fund II
                                      ---------------------------------   --------

                                       Regional    Reserve     Balanced     Asset
                                      Portfolio   Portfolio   Portfolio    Manager
                                      ---------   ---------   ---------   --------

INVESTMENT INCOME
Dividends                             $       0   $      42   $       0   $    101

Charges from Lincoln Benefit Life:

   Mortality and expense risk              (222)        (10)        (39)      (717)

   Annual maintenance fees                    0           0           0          0
                                      ---------   ---------   ---------   --------

      Net investment income (loss)         (222)         32         (39)      (616)
                                      ---------   ---------   ---------   --------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:

   Proceeds from sales                    3,797         150       5,342     39,930
   Cost of investments sold              (3,870)       (150)     (5,271)   (40,020)
                                      ---------   ---------   ---------   --------

      Net realized gains (losses)           (73)          0          71        (90)
                                      ---------   ---------   ---------   --------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            2,885           2        (117)    (8,012)
                                      ---------   ---------   ---------   --------

  Net gains (losses) on investments       2,812           2         (46)    (8,102)
                                      ---------   ---------   ---------   --------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $   2,590   $      34        ($85)   ($8,718)
                                      =========   =========   =========   ========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1994

                                        Fidelity Variable Insurance Products Fund
                                      ----------------------------------------------

                                         Money        Equity
                                         Market       Income      Growth    Overseas
                                          Fund         Fund        Fund       Fund
                                      -----------   ---------   ---------   --------

INVESTMENT INCOME
Dividends                             $    25,302   $   1,974   $       0   $      0

Charges from Lincoln Benefit Life:

   Mortality and expense risk              (3,570)       (491)       (958)       (56)

   Annual maintenance fees                      0           0           0          0
                                      -----------   ---------   ---------   --------

      Net investment income (loss)         21,732       1,483        (958)       (56)
                                      -----------   ---------   ---------   --------


REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

   Proceeds from sales                  7,438,438     426,684     433,687     60,117
   Cost of investments sold            (7,438,438)   (427,571)   (432,184)   (60,397)
                                      -----------   ---------   ---------   --------

      Net realized gains (losses)               0        (887)      1,503       (280)
                                      -----------   ---------   ---------   --------

CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                  0         224      31,231       (259)
                                      -----------   ---------   ---------   --------

  Net gains (losses) on investments             0        (663)     32,734       (539)
                                      -----------   ---------   ---------   --------


CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS            $    21,732   $     820   $  31,776      ($595)
                                      ===========   =========   =========   ========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1994

                                                                             Scudder
                                                                             Variable
                                                                               Life
                                                                            Investment
                                             Federated Investors               Fund
                                      ---------------------------------     ---------
                                      Corporate                Government
                                        Bond       Utility        Bond        Bond
                                        Fund        Fund          Fund      Portfolio       Total
                                      --------     -------        -----     ---------   -----------

INVESTMENT INCOME
Dividends                             $  6,727     $   812        $ 267     $      57   $    39,830

Charges from Lincoln Benefit Life:

 Mortality and expense risk               (442)       (131)         (44)          (28)       (8,294)

 Annual maintenance fees                     0           0            0             0             0
                                      --------     -------        -----     ---------   -----------

  Net investment income (loss)           6,285         681          223            29        31,536
                                      --------     -------        -----     ---------   -----------


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:

 Proceeds from sales                    41,916       2,121          173           526     8,618,313
 Cost of investments sold              (43,216)     (2,120)        (172)         (529)   (8,619,504)
                                      --------     -------        -----     ---------   -----------

  Net realized gains (losses)           (1,300)          1            1            (3)       (1,191)
                                      --------     -------        -----     ---------   -----------

CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)            (7,160)       (675)          (4)          155        25,093
                                      --------     -------        -----     ---------   -----------

  Net gains (losses) on investments     (8,460)       (674)          (3)          152        23,902
                                      --------     -------        -----     ---------   -----------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS             ($2,175)    $     7        $ 220     $     181   $    55,438
                                      ========     =======        =====     =========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                             Janus Aspen Series
                                       ---------------------------------------------------------------

                                       Flexible                               Aggressive    Worldwide
                                        Income       Balanced      Growth       Growth       Growth
                                       Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                       ---------    -----------  -----------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)            $ 25,431     $   17,961   $   44,639   $    4,947   $   37,090
Net realized gains (losses)               (9,410)        27,924      159,528      150,630      323,951
Net change in unrealized
 appreciation (depreciation)              12,685         63,972      196,507     (106,700)     449,881
                                       ---------    -----------  -----------  -----------  -----------
Change in net assets resulting
 from operations                          28,706        109,857      400,674       48,877      810,922
                                       ---------    -----------  -----------  -----------  -----------

FROM CAPITAL TRANSACTIONS
Deposits                                  85,862        204,931      719,690    1,342,956    1,124,819
Payments on termination                     (232)        (6,092)     (17,043)     (18,264)     (26,458)
Contract maintenance charges             (22,958)       (65,055)    (214,961)    (348,185)    (316,106)
Loans - net                              (27,782)       (68,815)     (37,895)     (56,014)     (80,694)
Transfers among the portfolios
 and with the Fixed Account - net        (96,699)     1,115,245    1,690,669    2,549,453    3,163,364
                                       ---------    -----------  -----------  -----------  -----------
Change in net assets resulting
 from capital transactions               (61,809)     1,180,214    2,140,460    3,469,946    3,864,925
                                       ---------    -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS        (33,103)     1,290,071    2,541,134    3,518,823    4,675,847

Net assets at beginning of year          461,145        271,662    1,252,694    1,394,945    1,677,772
                                       ----------    -----------  -----------  -----------  -----------

Net assets at end of year               $428,042     $1,561,733   $3,793,828   $4,913,768   $6,353,619
                                       ==========    ==========   ==========   ==========   ==========


Net asset value per unit at end of year   $12.95         $13.94       $15.09       $15.76       $15.68
                                       ==========    ==========   ==========   ==========   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                    Fidelity Variable
                                                                                    Insurance Products
                                                 IAI Retirement Funds, Inc.             Fund II
                                            -----------------------------------  -----------------------
                                            Regional       Reserve    Balanced      Asset       Contra
                                            Portfolio     Portfolio   Portfolio    Manager       Fund
                                            ----------    ---------   ---------  ----------   ----------
FROM OPERATIONS
Net investment income (loss)                $   47,502    $   4,728   $   1,424  $   77,270      ($4,332)
Net realized gains (losses)                     62,343            8       1,724      26,910       41,180
Net change in unrealized
   appreciation (depreciation)                   5,699         (185)     12,703     142,549      108,920
                                            ----------    ---------   ---------  ----------   ----------
Change in net assets resulting
   from operations                             115,544        4,551      15,851     246,729      145,768
                                            ----------    ---------   ---------  ----------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                       343,362       13,112      51,124     662,368      102,405
Payments on termination                         (7,220)        (551)     (1,205)    (24,618)           0
Contract maintenance charges                  (104,916)      (4,235)    (14,316)   (161,536)     (29,352)
Loans - net                                    (18,705)        (997)          0     (32,946)     (19,365)
Transfers among the portfolios
   and with the Fixed Account - net            676,488      (30,796)    115,327     387,506    1,224,384
                                            ----------    ---------   ---------  ----------   ----------
Change in net assets resulting
   from capital transactions                   889,009      (23,467)    150,930     830,774    1,278,072
                                            ----------    ---------   ---------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS            1,004,553      (18,916)    166,781   1,077,503    1,423,840

Net assets at beginning of year                638,805      129,677      70,211   1,326,684            0
                                            ----------    ---------   ---------  ----------   ----------

Net assets at end of year                   $1,643,358    $ 110,761   $ 236,992  $2,404,187   $1,423,840
                                            ==========    =========   =========  ==========   ==========

Net asset value per unit at end of year     $    15.55    $   11.05   $   12.78  $    12.09   $    11.20
                                            ==========    =========   =========  ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                               Fidelity Variable Insurance Products Fund
                                         ---------------------------------------------------
                                            Money         Equity
                                            Market        Income       Growth      Overseas
                                             Fund          Fund         Fund         Fund
                                         ------------   ----------   ----------   ----------
FROM OPERATIONS
Net investment income (loss)             $    155,074   $  110,653   $  243,748   $   25,589
Net realized gains (losses)                         0      159,658       80,812       19,187
Net change in unrealized
   appreciation (depreciation)                      0      381,436      366,501      206,427
                                         ------------   ----------   ----------   ----------
Change in net assets resulting
   from operations                            155,074      651,747      691,061      251,203
                                         ------------   ----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                   24,378,924    1,398,362      875,462      412,557
Payments on termination                       (35,551)     (74,997)     (68,498)     (40,055)
Contract maintenance charges                 (522,398)    (385,392)    (544,933)    (161,877)
Loans - net                                  (590,538)     (83,003)    (214,348)     (34,744)
Transfers among the portfolios
   and with the Fixed Account - net       (21,432,109)   3,843,389    4,847,161      976,028
                                         ------------   ----------   ----------   ----------
Change in net assets resulting
   from capital transactions                1,798,328    4,698,359    4,894,844    1,151,909
                                         ------------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS           1,953,402    5,350,106    5,585,905    1,403,112

Net assets at beginning of year             2,770,787    2,529,518    3,589,902    1,389,453
                                         ------------   ----------   ----------   ----------
Net assets at end of year                $  4,724,189   $7,879,624   $9,175,807   $2,792,565
                                         ============   ==========   ==========   ==========

Net asset value per unit at end of year  $      11.36   $    15.79   $    15.02   $    11.59
                                         ============   ==========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                    Scudder
                                                                                    Variable
                                                                                      Life
                                                                                    Investment
                                                    Federated Investors               Fund
                                            -----------------------------------     ----------

                                                                          U.S.
                                               High                    Government
                                            Income Bond    Utility     Securities      Bond
                                              Fund II      Fund II       Fund II     Portfolio    Total
                                            -----------   ---------    ---------    ----------  ----------
FROM OPERATIONS
Net investment income (loss)                  $ 45,337    $ 23,824      $  7,924     $ 26,547   $   895,356
Net realized gains (losses)                      5,338      55,125          (369)     (22,218)    1,082,321
Net change in unrealized
 appreciation (depreciation)                    22,230      20,781         1,087        6,529     1,891,022
                                              --------    --------      --------     --------   -----------
Change in net assets resulting
 from operations                                72,905      99,730         8,642       10,858     3,868,699
                                              --------    --------      --------     --------   -----------
FROM CAPITAL TRANSACTIONS
Deposits                                        95,514     127,342        24,448       83,616    32,046,854
Payments on termination                         (1,551)     (8,053)       (3,459)        (276)     (334,123)
Contract maintenance charges                   (31,732)    (50,454)      (11,772)     (28,247)   (3,018,425)
Loans - net                                    (39,467)    (21,158)       (3,938)     (18,941)   (1,349,350)
Transfers among the portfolios
 and with the Fixed Account - net                6,812     406,803        99,536      234,823      (222,616)
                                              --------    --------      --------     --------   -----------
Change in net assets resulting
 from capital transactions                      29,576     454,480       104,815      270,975    27,122,340
                                              --------    --------      --------     --------   -----------

INCREASE (DECREASE) IN NET ASSETS              102,481     554,210       113,457      281,833    30,991,039

Net assets at beginning of year                469,276     337,262        55,317      168,090    18,533,200
                                              --------    --------      --------     --------   -----------

Net assets at end of year                     $571,757    $891,472      $168,774     $449,923   $49,524,239
                                              ========    ========      ========     ========   ===========



Net asset value per unit at end of year       $  12.98    $  13.07      $  11.37     $  11.29
                                              ========    ========      ========     ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995



                                                              Janus Aspen Series
                                             ----------------------------------------------------------


                                             Flexible                              Aggressive  Worldwide
                                              Income     Balanced        Growth      Growth     Growth
                                             Portfolio   Portfolio      Portfolio  Portfolio   Portfolio
                                             ---------   ---------      ---------  --------- -----------
FROM OPERATIONS
Net investment income (loss)                  $13,848      $2,755       $19,999     $10,029     ($1,812)
Net realized gains (losses)                     9,960       5,740       (26,338)     20,397      12,611
Net change in unrealized
 appreciation (depreciation)                    6,761      38,145       171,492     196,555     243,950
                                             --------    --------    ----------  ----------  ----------
Change in net assets resulting
 from operations                               30,569      46,640       165,153     226,981     254,749
                                             --------    --------    ----------  ----------  ----------

FROM CAPITAL TRANSACTIONS
Deposits                                       10,669      55,811       283,682     406,026     388,437
Payments on termination                          (124)       (761)       (1,732)     (4,942)     (4,931)
Contract maintenance charges                  (11,298)    (15,221)      (67,706)   (104,389)    (94,089)
Loans - net                                         0      (1,433)       (7,607)    (32,044)    (47,187)
Transfers among the portfolios
 and with the Fixed Account - net             389,968      81,757       264,589     775,032     813,116
                                             --------    --------    ----------  ----------- ----------
Change in net assets resulting
 from capital transactions                    389,215     120,153       471,226   1,039,683   1,055,346
                                             --------    --------    ----------  ----------- ----------
INCREASE (DECREASE) IN NET ASSETS             419,784     166,793       636,379   1,266,664   1,310,095

Net assets at beginning of year                41,361     104,869       616,315     128,281     367,677
                                             --------    --------    ----------  ----------- ----------
Net assets at end of year                    $461,145    $271,662    $1,252,694  $1,394,945  $1,677,772
                                             ========    ========    ==========  ==========  ==========
Net asset value per unit at end of year        $11.95      $12.08        $12.83      $14.70      $12.24
                                             ========    =========   ==========  ==========  ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995


                                                                                    Fidelity
                                                                                    Variable
                                                                                    Insurance
                                                                                    Products
                                                IAI Retirement Funds, Inc.           Fund II
                                           ------------------------------------      -------
                                             Regional    Reserve       Balanced       Asset
                                            Portfolio   Portfolio     Portfolio      Manager
                                           ----------   ---------     ---------     --------

FROM OPERATIONS
Net investment income (loss)                 ($2,372)   $  2,377          ($14)  $    2,765
Net realized gains (losses)                    3,542         (25)        1,009        8,662
Net change in unrealized
   appreciation (depreciation)               100,661         (56)        4,124      137,732
                                           ---------    ---------      -------   ----------
Change in net assets resulting
   from operations                           101,831       2,296         5,119      149,159
                                           ---------    --------       -------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                     131,169       3,547        27,036      399,744
Payments on termination                       (2,921)       (317)            0       (9,558)
Contract maintenance charges                 (35,129)     (1,716)       (7,156)     (86,715)
Loans - net                                   (8,260)    (22,590)            0        5,446
Transfers among the portfolios
   and with the Fixed Account - net          334,872     129,578        23,114      419,689
                                           ---------    --------       -------   ----------
Change in net assets resulting
   from capital transactions                 419,731     108,502        42,994      728,606
                                           ---------    --------       -------   ----------
INCREASE (DECREASE) IN NET ASSETS            521,562     110,798        48,113      877,765

Net assets at beginning of year              117,243      18,879        22,098      448,919
                                           ---------    --------       -------   ----------
Net assets at end of year                   $638,805    $129,677       $70,211   $1,326,684
                                           =========    ========       =======   ==========
Net asset value per unit at end of year       $13.99      $10.60        $11.72       $10.63
                                           =========    ========       =======   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995


                                                     Fidelity Variable Insurance Products Fund
                                                --------------------------------------------------
                                                  Money         Equity
                                                  Market        Income       Growth      Overseas
                                                   Fund          Fund         Fund         Fund
                                                -----------   ----------   ----------   ----------
FROM OPERATIONS
Net investment income (loss)                    $    81,255   $   48,338      ($9,243)     ($5,820)
Net realized gains (losses)                               0       59,962       53,058       27,409
Net change in unrealized
 appreciation (depreciation)                              0      275,549      331,893       57,016
                                                -----------   ----------   ----------   ----------
Change in net assets resulting
 from operations                                     81,255      383,849      375,708       78,605
                                                -----------   ----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                         10,495,922      473,129      483,983      210,360
Payments on termination                              (5,990)      (2,784)     (11,971)        (685)
Contract maintenance charges                       (397,235)    (115,539)    (159,587)     (75,108)
Loans - net                                        (202,651)     (23,719)     (77,830)      12,808
Transfers among the portfolios
 and with the Fixed Account - net                (8,380,114)   1,460,319    2,163,097    1,101,355
                                                -----------   ----------   ----------   ----------
Change in net assets resulting
 from capital transactions                        1,509,932    1,791,406    2,397,692    1,248,730
                                                -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS                 1,591,187    2,175,255    2,773,400    1,327,335
Net assets at beginning of year                   1,179,600      354,263      816,502       62,118
                                                -----------   ----------   ----------   ----------
Net assets at end of year                       $ 2,770,787   $2,529,518   $3,589,902   $1,389,453
                                                ===========   ==========   ==========   ==========
Net asset value per unit at end of year         $     10.85   $    13.91   $    13.18   $    10.31
                                                ===========   ==========   ==========   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                 Scudder
                                                                                 Variable
                                                                                   Life
                                                                                Investment
                                                    Federated Investors            Fund
                                           -----------------------------------   ---------
                                           Corporate               Government
                                             Bond        Utility      Bond         Bond
                                             Fund         Fund        Fund       Portfolio     Total
                                           ---------    --------   ----------    ---------   -----------
FROM OPERATIONS
Net investment income (loss)                $ 27,701    $  5,903     $  1,601     $  6,394   $   203,704
Net realized gains (losses)                    6,762        (150)        (218)         964       183,345
Net change in unrealized
 appreciation (depreciation)                  23,136      33,395        1,469        9,628     1,631,450
                                            --------    --------     --------     --------   -----------
Change in net assets resulting
 from operations                              57,599      39,148        2,852       16,986     2,018,499
                                            --------    --------     --------     --------   -----------
FROM CAPITAL TRANSACTIONS
Deposits                                      28,214      78,406       18,318       37,943    13,532,396
Payments on termination                         (692)     (1,138)         (34)           0       (48,580)
Contract maintenance charges                 (11,794)    (17,065)      (3,768)     (11,654)   (1,215,169)
Loans - net                                     (288)     (1,280)           0        6,891      (399,744)
Transfers among the portfolios
 and with the Fixed Account - net            185,091     184,485      (33,379)      79,226        (8,205)
                                            --------    --------     --------     --------   -----------
Change in net assets resulting
 from capital transactions                   200,531     243,408      (18,863)     112,406    11,860,698
                                            --------    --------     --------     --------   -----------

INCREASE (DECREASE) IN NET ASSETS            258,130     282,556      (16,011)     129,392    13,879,197

Net assets at beginning of year              211,146      54,706       71,328       38,698     4,654,003
                                            --------    --------     --------     --------   -----------
Net assets at end of year                   $469,276    $337,262     $ 55,317     $168,090   $18,533,200
                                            ========    ========     ========     ========   ===========

Net asset value per unit at end of year     $  11.44    $  11.80     $  10.99     $  11.06
                                            ========    ========     ========     ========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994



                                                                 Janus Aspen Series
                                           ---------------------------------------------------------------

                                           Flexible                               Aggressive    Worldwide
                                            Income       Balanced      Growth       Growth       Growth
                                           Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                           ---------    -----------  -----------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)                $ 1,047        $    515     $  1,277     $    674     $   (551)
Net realized gains (losses)                     (20)           (139)          58          908         (941)
Net change in unrealized
 appreciation (depreciation)                 (1,233)         (1,572)       1,949        5,703        1,976
                                            -------        --------     --------     --------     --------
Change in net assets resulting
 from operations                               (206)         (1,196)       3,284        7,285          484
                                            -------        --------     --------     --------     --------
FROM CAPITAL TRANSACTIONS
Deposits                                      2,698           6,952       28,284       24,319       58,494
Payments on termination                      (2,154)         (2,143)           0       (2,736)      (2,143)
Contract maintenance charges                   (318)         (1,248)      (5,010)      (6,478)      (9,948)
Loans - net                                       0               0            0            0            0
Transfers among the portfolios
 and with the Fixed Account - net            41,341         102,504      589,757      105,891      320,790
                                            -------        --------     --------     --------     --------
Change in net assets resulting
 from capital transactions                   41,567         106,065      613,031      120,996      367,193
                                            -------        --------     --------     --------     --------
INCREASE (DECREASE) IN NET ASSETS            41,361         104,869      616,315      128,281      367,677

Net assets at beginning of year                   0               0            0            0            0
                                            -------        --------     --------     --------     --------
Net assets at end of year                   $41,361        $104,869     $616,315     $128,281     $367,677
                                            =======        ========     ========     ========     ========
Net asset value per unit at end of year     $  9.71        $   9.75     $   9.92     $  11.61     $   9.68
                                            =======        ========     ========     ========     ========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                                                 Fidelity
                                                                                                 Variable
                                                                                                Insurance
                                                                                                 Products
                                                        IAI Retirement Funds, Inc.                Fund II
                                               -----------------------------------------        ---------
                                                Regional        Reserve         Balanced          Asset
                                               Portfolio       Portfolio       Portfolio         Manager
                                               ---------       ---------       ---------        ---------

FROM OPERATIONS
Net investment income (loss)                       ($222)        $    32            ($39)         ($616)
Net realized gains (losses)                          (73)              0              71            (90)
Net change in unrealized
   appreciation (depreciation)                     2,885               2            (117)        (8,012)
                                                 -------         -------         -------        -------
Change in net assets resulting
   from operations                                 2,590              34             (85)        (8,718)
                                                --------         -------         -------       --------
FROM CAPITAL TRANSACTIONS
Deposits                                          10,408              89           5,462         64,112
Payments on termination                                0               0               0              0
Contract maintenance charges                      (2,536)           (150)           (656)       (12,710)
Loans - net                                            0               0               0              0
Transfers among the portfolios
   and with the Fixed Account - net              106,781          18,906          17,377        406,235
                                                --------         -------         -------       --------
Change in net assets resulting
   from capital transactions                     114,653          18,845          22,183        457,637
                                                --------         -------         -------       --------
INCREASE (DECREASE) IN NET ASSETS                117,243          18,879          22,098        448,919

Net assets at beginning of year                        0               0               0              0
                                                --------         -------         -------       --------
Net assets at end of year                       $117,243         $18,879         $22,098       $448,919
                                                ========         =======         =======       ========
Net asset value per unit at end of year         $  10.55         $ 10.16         $ 10.16       $   9.15
                                                ========         =======         =======       ========



See notes to financial statements.

  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


  STATEMENT OF CHANGES IN NET ASSETS
  FOR THE YEAR ENDED DECEMBER 31, 1994



                                            Fidelity Variable Insurance Products Fund
                                            -----------------------------------------
                                            Money       Equity
                                            Market      Income     Growth    Overseas
                                             Fund        Fund       Fund       Fund
                                            ------      ------     ------    --------

FROM OPERATIONS
Net investment income (loss)              $   21,732   $  1,483      ($958)      ($56)
Net realized gains (losses)                        0       (887)     1,503       (280)
Net change in unrealized
 appreciation (depreciation)                       0        224     31,231       (259)
                                          ----------   --------   --------    -------
Change in net assets resulting
 from operations                              21,732        820     31,776       (595)
                                          ----------   --------   --------    -------
FROM CAPITAL TRANSACTIONS
Deposits                                   4,675,005     32,259     66,518      4,141
Payments on termination                         (112)         0          0          0
Contract maintenance charges                 (94,059)    (8,211)    (9,964)    (1,396)
Loans - net                                        0          0          0          0
Transfers among the portfolios
 and with the Fixed Account - net         (3,422,966)   329,395    728,172     59,968
                                          ----------   --------   --------    -------
Change in net assets resulting
 from capital transactions                 1,157,868    353,443    784,726     62,713
                                          ----------   --------   --------    -------
INCREASE (DECREASE) IN NET ASSETS          1,179,600    354,263    816,502     62,118

Net assets at beginning of year                    0          0          0          0
                                          ----------   --------   --------    -------
Net assets at end of year                 $1,179,600   $354,263   $816,502    $62,118
                                          ==========   ========   ========    =======

Net asset value per unit at end of year   $    10.32   $  10.37   $   9.81    $  9.46
                                          ==========   ========   ========    =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994


                                                                                       Scudder
                                                                                       Variable
                                                                                         Life
                                                                                      Investment
                                                          Federated Investors            Fund
                                                -----------------------------------    ----------
                                                 Corporate               Government
                                                   Bond      Utility        Bond         Bond
                                                   Fund       Fund          Fund       Portfolio      Total
                                                --------     -------       -------     ---------   ----------
FROM OPERATIONS
Net investment income (loss)                    $  6,285     $   681       $   223       $    29   $   31,536
Net realized gains (losses)                       (1,300)          1             1            (3)      (1,191)
Net change in unrealized
 appreciation (depreciation)                      (7,160)       (675)           (4)          155       25,093
                                                --------     -------       -------       -------   ----------
Change in net assets resulting
 from operations                                  (2,175)          7           220           181       55,438
                                                --------     -------       -------       -------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                             633       3,284           694         1,438    4,984,790
Payments on termination                                0           0             0             0       (9,288)
Contract maintenance charges                      (1,107)     (1,141)         (169)         (491)    (155,592)
Loans - net                                            0           0             0             0            0
Transfers among the portfolios
 and with the Fixed Account - net                213,795      52,556        70,583        37,570     (221,345)
                                                --------     -------       -------       -------   ----------
Change in net assets resulting
 from capital transactions                       213,321      54,699        71,108        38,517    4,598,565
                                                --------     -------       -------       -------   ----------
INCREASE (DECREASE) IN NET ASSETS                211,146      54,706        71,328        38,698    4,654,003

Net assets at beginning of year                        0           0             0             0            0
                                                --------     -------       -------       -------   ----------
Net assets at end of year                       $211,146     $54,706       $71,328       $38,698   $4,654,003
                                                ========     =======       =======       =======   ==========

Net asset value per unit at end of year            $9.57       $9.57        $10.18         $9.43
                                                ========     =======       =======       =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
THREE YEARS ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------

1. ORGANIZATION

   Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. The account was established on May 17, 1990, by resolution of the Board of Directors of Lincoln Benefit and began accepting policyholder deposits on January 1, 1994.

   Lincoln Benefit writes certain life policies, the proceeds of which are invested at the direction of the policyholder. Policyholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk. The Account is divided into 18 subaccounts. Each subaccount invests solely in the shares of one of the following portfolios:
   Janus Aspen Series: Flexible Income Portfolio, Balanced Portfolio, Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio; IAI Retirement Funds, Inc.: Regional Portfolio, Reserve Portfolio, Balanced Portfolio; Fidelity Variable Insurance Products Fund: Money Market Fund, Equity Income Fund, Growth Fund, Overseas Fund; Fidelity Variable Insurance Products Fund II: Asset Manager, Contra Fund (added May 1, 1996); Federated
   Investors: High Income Bond Fund II, Utility Fund II, U.S. Government Securities Bond Fund II; Scudder Variable Life Investment Fund: Bond Portfolio (collectively the "Funds"). The policyholder may also invest in the general account of Lincoln Benefit (the "Fixed Account"), which was an option added May 1, 1994. The Fixed Account option is not available in all states.

   Effective January 1, 1996, the name of the Federated Investors: Corporate Bond Fund, Utility Fund, and Government Bond Fund changed to High Income Bond Fund II, Utility Fund II and U.S. Government Securities Bond Fund II, respectively. While certain of the investment policies of the portfolios have changed, the overall investment strategy has remained the same.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Valuation of Investments - Investments consist of shares in the portfolios of the Funds, and are stated at fair value based on quoted market prices.

   Recognition of Investment Income - Investment income consists of dividends declared by the portfolios of the Funds, and is recognized on the date of record.

   Realized Gains and Losses - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

   Policyholder Account Activity - Account activity is reflected in individual policyholder accounts on a daily basis.

   Federal Income Taxes - Net investment income and realized gains and losses on investments of the Account are reported to policyholders who are responsible for the related income taxes based on their particular tax status. Accordingly, no provision for income taxes has been recorded.

   Account Values - Certain calculations that could be made in the financial statements may differ from published amounts due to truncation of actual Account values.

3. PREMIUM, CONTRACT MAINTENANCE, MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE EXPENSE CHARGES

   Upon receipt of each premium payment and before allocation to the policy value, Lincoln Benefit deducts 2.5% of the premium to pay state premium taxes. This deduction represents an amount Lincoln Benefit considers necessary to pay all premium taxes imposed by states and their subdivisions.

   Each month a deduction is made which is equal to (i) the cost of insurance for the policy, including riders, plus (ii) a monthly administration charge of $5. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the issuance of a policy, the cost of insurance for the policy, any optional benefits added by rider and certain administrative expenses.

   Lincoln Benefit assumes certain mortality and expense risks related to the operations of the Account and deducts charges daily at a rate, on an annual basis, equal to .70% of the daily net assets of the Account. Lincoln Benefit guarantees that the rate of this charge will not exceed .90%.

   An annual administrative expense change of .20% of the policy value is assessed on each policy anniversary during the first twelve policy years. This charge is designed to cover expenses related to the maintenance of the policy and the Account and other administrative expenses.

   Other charges may be assessed related to surrenders, partial withdrawals and transfers between funds and/or the fixed account.

4. FINANCIAL INSTRUMENTS

   The investments of the Separate Account are carried at fair value, based on quoted market prices.

5. UNITS ISSUED AND REDEEMED

Units issued and redeemed by the Account were as follows:


                                                                             Janus Aspen Series
                                                       -----------------------------------------------------------

                                                       Flexible                             Aggressive   Worldwide
                                                        Income        Balanced    Growth      Growth       Growth
                                                       Portfolio     Portfolio   Portfolio   Portfolio   Portfolio
                                                       ---------     ---------   ---------  ----------   ---------
Units Outstanding at January 1, 1994                           0             0           0           0           0

Unit Activity during 1994:
 Issued                                                    4,722        11,768      63,441      15,307      47,310
 Redeemed                                                   (463)       (1,009)     (1,339)     (4,258)     (9,309)
                                                        --------       -------    --------    --------    --------
Units Outstanding at December 31, 1994                     4,259        10,759      62,102      11,049      38,001

Unit Activity during 1995:
 Issued                                                   54,780        21,857      96,785     123,925     140,650
 Redeemed                                                (20,434)      (10,125)    (61,238)    (40,067)    (41,554)
                                                        --------       -------    --------    --------    --------
Units Outstanding at December 31, 1995                    38,605        22,491      97,649      94,907     137,097

Unit Activity during 1996
 Issued                                                  266,006       130,171     480,958     463,262     546,209
 Redeemed                                               (271,562)      (40,590)   (327,181)   (246,291)   (278,119)
                                                        --------       -------    --------    --------    --------
Units Outstanding at December 31, 1996                    33,049       112,072     251,426     311,878     405,187
                                                        ========       =======    ========    ========    ========


                                                                                                    Fidelity
                                                                                                    Variable
                                                                                                    Insurance
                                                                                                    Products
                                                         IAI Retirement Funds, Inc.                  Fund II
                                                     -----------------------------------      ---------------------

                                                      Regional       Reserve      Balanced        Asset      Contra
                                                      Portfolio     Portfolio    Portfolio       Manager      Fund
                                                      ---------     ---------    ---------       -------    -------
Units Outstanding at January 1, 1994                          0             0            0             0          0

Unit Activity during 1994:
 Issued                                                  11,473         1,873        2,702        53,309          0
 Redeemed                                                  (365)          (15)        (526)       (4,241)         0
                                                     ----------      --------     --------       -------     ------
Units Outstanding at December 31, 1994                   11,108         1,858        2,176        49,068          0

Unit Activity during 1995:
 Issued                                                  40,975        21,622        5,767       141,678          0
 Redeemed                                                (6,431)      (11,252)      (1,953)      (65,891)         0
                                                     ----------      --------     --------       -------     ------
Units Outstanding at December 31, 1995                   45,652        12,228        5,990       124,855          0

Unit Activity during 1996
 Issued                                                 188,183        17,954       17,150       139,271    338,835
 Redeemed                                              (128,123)      (20,159)      (4,596)      (65,304)  (211,679)
                                                     ----------      --------     --------       -------    -------
Units Outstanding at December 31, 1996                  105,712        10,023       18,544       198,822    127,156
                                                     ==========      ========     ========       =======    =======


Units issued and redeemed by the Account were as follows:


                                                           Fidelity Variable Insurance Products Fund
                                                         ---------------------------------------------
                                                           Money      Equity
                                                          Market      Income      Growth      Overseas
                                                           Fund        Fund        Fund         Fund
                                                         ---------   ---------    --------    --------
Units Outstanding at January 1, 1994                             0           0           0          0

Unit Activity during 1994:
 Issued                                                    840,720      74,543     127,944     12,748
 Redeemed                                                 (726,462)    (40,383)    (44,687)    (6,185)
                                                        ----------    --------   ---------   --------
Units Outstanding at December 31, 1994                     114,258      34,160      83,257      6,563

Unit Activity during 1995:
 Issued                                                  1,898,719     299,363     440,120    376,825
 Redeemed                                               (1,757,813)   (151,708)   (251,063)  (248,603)
                                                        ----------    --------   ---------   --------
Units Outstanding at December 31, 1995                     255,164     181,815     272,314    134,785

Unit Activity during 1996
 Issued                                                  5,081,025     611,419   1,263,767    421,293
 Redeemed                                               (4,920,343)   (294,151)   (924,989)  (315,117)
                                                        ----------    --------   ---------   --------
Units Outstanding at December 31, 1996                     415,846     499,083     611,092    240,961
                                                        ==========    ========   =========   ========

                                                                                               Scudder
                                                                                               Variable
                                                                                                 Life
                                                                                              Investment
                                                                   Federated Investors           Fund
                                                          ---------------------------------   ----------
                                                          Corporate              Government
                                                            Bond      Utility       Bond         Bond
                                                            Fund       Fund         Fund       Portfolio
                                                          ---------  ---------   ----------   ----------
Units Outstanding at January 1, 1994                             0           0           0           0

Unit Activity during 1994:
   Issued                                                   26,485       5,939       7,027       4,162
   Redeemed                                                 (4,448)       (221)        (17)        (56)
                                                          --------    --------     -------     -------
Units Outstanding at December 31, 1994                      22,037       5,718       7,010       4,106

Unit Activity during 1995:
   Issued                                                   60,897      31,076       6,417      27,659
   Redeemed                                                (41,903)     (8,206)     (8,395)    (16,569)
                                                          --------    --------     -------     -------
Units Outstanding at December 31, 1995                      41,031      28,588       5,032      15,196

Unit Activity during 1996
   Issued                                                  270,979     161,287      25,496     110,172
   Redeemed                                               (267,970)   (121,664)    (15,691)    (85,527)
                                                          --------    --------     -------     -------
Units Outstanding at December 31, 1996                      44,040      68,211      14,837      39,841
                                                          ========    ========     =======     =======

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying consolidated statements of financial position of Lincoln Benefit Life Company and subsidiary (wholly owned by Allstate Life Insurance Company) as of December 31, 1996 and 1995, and the related consolidated statements of operations, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and subsidiary as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplemental schedule on page 68 is presented for the purpose of additional analysis and is not a required part of the basic consolidated financial statements. This schedule is the responsibility of the Company's management. Such schedule has been subjected to the auditing procedures applied in our audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic consolidated financial statements taken as a whole.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Lincoln, Nebraska
April 18, 1997

                          LINCOLN BENEFIT LIFE COMPANY
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
                                                       ----------------------
($ in thousands)                                          1996        1995
                                                       ----------  ----------

ASSETS
Investments
  Fixed income securities, at fair value (amortized
   cost $134,866 and $125,738)                         $  137,638  $  133,428
  Real estate                                               2,797       2,753
  Policy loans                                                  -         585
  Short-term                                                1,861       6,350
                                                       ----------  ----------
  Total investments                                       142,296     143,116

Reinsurance recoverable from Allstate Life
   Insurance Company                                    6,544,750   6,011,669
Reinsurance recoverable from third parties                113,645      36,383
Receivable from Allstate Life Insurance Company
  and affiliates, net                                      19,923      25,699
Cash                                                        7,412         409
Other assets                                               24,595      19,205
Separate Accounts                                         255,881     110,616
                                                       ----------  ----------
  Total assets                                         $7,108,502  $6,347,097
                                                       ==========  ==========

LIABILITIES
Reserve for life-contingent contract benefits          $  239,449  $  158,960
Contractholder funds                                    6,422,126   5,897,744
Income taxes payable                                          923         718
Deferred income taxes                                       3,480       5,263
Other liabilities and accrued expenses                     44,482      31,488
Separate Accounts                                         255,881     110,616
                                                       ----------  ----------
  Total liabilities                                     6,966,341   6,204,789
                                                       ----------  ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares
  authorized, 25,000 issued and outstanding                 2,500       2,500
Additional capital paid-in                                116,750     116,750
Unrealized net capital gains                                1,801       4,998
Retained income                                            21,110      18,060
                                                       ----------  ----------
  Total shareholder's equity                              142,161     142,308
                                                       ----------  ----------
  Total liabilities and shareholder's equity           $7,108,502  $6,347,097
                                                       ==========  ==========

See notes to consolidated financial statements.

                         LINCOLN BENEFIT LIFE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                                     Year Ended December 31,
                                                     -----------------------
($ in thousands)                                      1996    1995    1994
                                                     ------  ------  ------

REVENUES
Net investment income                                $9,951  $8,796  $5,637
Realized capital gains and losses                         6     258     198
                                                     ------  ------  ------
                                                      9,957   9,054   5,835

COSTS AND EXPENSES
Provision for policy benefits (net of reinsurance
 recoveries of $419,936, $375,662 and $312,650)         465     462     587
Operating costs and expenses                            889     754     607
                                                     ------  ------  ------
                                                      1,354   1,216   1,194
                                                     ------  ------  ------

INCOME BEFORE INCOME TAX EXPENSE                      8,603   7,838   4,641
INCOME TAX EXPENSE                                    3,020   2,745   1,605
                                                     ------  ------  ------

NET INCOME                                           $5,583  $5,093  $3,036
                                                     ======  ======  ======

See notes to consolidated financial statements.

                           LINCOLN BENEFIT LIFE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY



                                       Year Ended December 31,
                                    -------------------------------
($ in thousands)                      1996       1995       1994
                                    ---------  ---------  ---------

COMMON STOCK                        $  2,500   $  2,500   $  2,500
                                    --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year           116,750     96,750     66,750
Capital contribution                       -     20,000     30,000
                                    --------   --------   --------
Balance, end of year                 116,750    116,750     96,750
                                    --------   --------   --------
UNREALIZED NET CAPITAL GAINS
Balance, beginning of year             4,998     (2,630)     2,076
Net (decrease) increase               (3,197)     7,628     (4,706)
                                    --------   --------   --------
Balance, end of year                   1,801      4,998     (2,630)

RETAINED INCOME
Balance, beginning of year            18,060     12,967      9,931
Dividend-in-kind                      (2,533)         -          -
Net income                             5,583      5,093      3,036
                                    --------   --------   --------
Balance, end of year                  21,110     18,060     12,967
                                    --------   --------   --------
      Total shareholder's equity    $142,161   $142,308   $109,587
                                    ========   ========   ========

See notes to consolidated financial statements.

                           LINCOLN BENEFIT LIFE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                    Year Ended December 31,
                                                                    -----------------------
($ in thousands)                                                 1996        1995        1994
                                                                 ----        ----        ----

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $  5,583    $   5,093  $   3,036
Adjustments to reconcile net income to net
 cash provided by (used in) operating activities
  Depreciation, amortization and other non-cash items                50           96        308
  Realized capital gains and losses                                  (6)        (258)      (198)
  Decrease in life-contingent contract benefits and
     contractholder funds, net of reinsurance                    (4,918)        (130)       (61)
  Change in deferred income taxes                                   (62)        (156)       (96)
  Changes in other operating assets and liabilities              11,083       (5,940)       945
                                                               --------    ---------  ---------
        Net cash provided by (used in) operating activities      11,730       (1,295)     3,934
                                                               --------    ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
 Fixed income securities                                              -        5,633      2,507
 Equity securities                                                    -      108,255    105,388
Investment collections
 Fixed income securities                                          8,759       13,769      6,269
Investment purchases
 Fixed income securities                                        (17,570)     (34,372)   (57,703)
 Equity securities                                                    -     (108,255)  (105,388)
 Real estate                                                       (405)        (644)      (402)
Change in short-term investments, net                             4,489       (2,920)    13,865
Change in policy loans, net                                           -           24        100
                                                               --------    ---------  ---------
       Net cash used in investing activities                     (4,727)     (18,510)   (35,364)
                                                               --------    ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                  -       20,000     30,000
                                                               --------    ---------  ---------
        Net cash provided by financing activities                     -       20,000     30,000
                                                               --------    ---------  ---------
NET INCREASE (DECREASE) IN CASH                                   7,003          195     (1,430)
CASH AT BEGINNING OF YEAR                                           409          214      1,644
                                                               --------    ---------  ---------
CASH AT END OF YEAR                                            $  7,412    $     409  $     214
                                                               ========    =========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
INFORMATION
Noncash financing activity:
 Dividend-in-kind to ALIC                                      $ (2,533)   $       -  $       -
                                                               ========    =========  =========

See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

1. General

Basis of presentation

The accompanying consolidated financial statements include the accounts of Lincoln Benefit Life Company (the "Company") and its wholly owned subsidiary, Lincoln Benefit Financial Services, Inc. ("LBFS"), a registered broker-dealer. The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles. All significant intercompany accounts and transactions have been eliminated.

Nature of operations

The Company markets a broad line of life insurance and annuity products in the United States. Life insurance includes traditional products such as whole life and term life insurance, as well as universal life and other interest-sensitive life products. Annuities include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities; and immediate annuities. The Company distributes its products primarily through independent agents and brokers specializing in life insurance and annuities.

Annuity contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured primarily with ALIC (see Note 3) which invests premiums and deposits to create cash flows that will fund future benefits and expenses. In order to support competitive credited rates, ALIC adheres to a basic philosophy of matching assets with related liabilities to limit interest rate risk, while maintaining adequate liquidity and a prudent and diversified level of credit risk.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation which would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.

The Company is authorized to sell life and annuity products in all states except New York, as well as the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums earned are California, Florida, Illinois, Minnesota and Pennsylvania for the year ended December 31, 1996. No other jurisdiction accounted for more than 5% of statutory premiums. Substantially all premiums and contract charges are ceded to ALIC under reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

2. Summary of Significant Accounting Policies

Investments

Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

Short-term investments are carried at cost which approximates fair value. Policy loans are carried at the unpaid principal balances. Real estate represents property owned and occupied by the Company. The investment is carried at depreciated cost.

Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

Recognition of premium revenues and contract charges

Premiums for traditional life insurance are recognized as revenue when due. Accident and disability premiums are earned on a pro rata basis over the policy period. Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances. Gross premium in excess of the net premium on limited payment contracts are deferred and recognized over the contract period.

Reinsurance

The Company has reinsurance agreements under which essentially all premiums, contract charges, credited interest and policy benefits are ceded and reflected net of such cessions in the statements of operations. The premiums and contract changes ceded were $200,853, $128,975 and $96,964 in 1996, 1995 and 1994, respectively. The net investment income and realized capital gains and losses shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Income Taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.

Separate Accounts

The Company issues flexible premium deferred variable annuity contracts and flexible premium variable life contracts, the assets and liabilities of which are legally segregated and reflected in the accompanying consolidated statements of financial position as assets and liabilities of the Separate Accounts. Assets and liabilities of the Separate Accounts represent funds of Lincoln Benefit Life Variable Annuity Account and Lincoln Benefit Life Variable Life Account ("Separate Accounts"), unit investment trusts registered with the Securities and Exchange Commission.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges, which are ceded to ALIC.

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits, which relates to traditional life insurance, annuities with life contingencies, and disability insurance, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.00% to 10.00% during 1996. To the extent that unrealized gains on available for sale securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

Contractholder funds

Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance contracts. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1996, credited interest rates on contractholder funds ranged from 4.40% to 9.25% for those contracts with fixed interest rates and from 3.10% to 14.00% for those contracts with flexible rates.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.  Related Party Transactions

Reinsurance

The company reinsures all of its annuity and substantially all of its life insurance with ALIC. Effective December 31, 1996, the reinsurance treaty with ALIC was amended to also include a paid up block of life business which was previously retained by the Company. The reinsurance premium related to the transfer was $8,255 on a statutory accounting basis and $5,722 based upon generally accepted accounting principles, creating a dividend-in-kind of $2,533. The premium is equal to the sum of the aggregate statutory basis policy reserves and policyholder dividend accumulations on this block of business as of December 31, 1996. The policy loans and accrued interest relating to this block of business totaled $554 and were also ceded to ALIC as of December 31, 1996, creating a non-cash financing transaction.

Premiums and contract charges ceded to ALIC were $73,659 and $48,111 in 1996, $56,008 and $44,655 in 1995, and $45,017 and $34,357 in 1994. Credited interest, policy benefits and expenses ceded to ALIC amounted to $496,735 $466,508 and $386,985 in 1996, 1995, and 1994. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of reinsurance agreements.

                         LINCOLN BENEFIT LIFE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               ($ in thousands)


Business operations
The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $6,577, $3,052 and $2,191 in 1996, 1995 and 1994, respectively.
substantially all of these costs are ceded to ALIC under reinsurance agreements.

4. Investments

Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                     Gross Unrealized
                                     Amortized     ---------------------     Fair
At December 31, 1996                   Cost         Gains       (Losses)     Value
                                     ---------     ------       --------   --------
U.S. government and agencies         $ 16,960      $  780       $   (25)   $ 17,715
Corporate                              55,778       1,178        (1,274)     55,682
Foreign government                      3,048         225             -       3,273
Mortgage-backed securities             59,080       2,493          (605)     60,968
                                     --------      ------       -------    --------
  Total fixed income securities      $134,866      $4,676       $(1,904)   $137,638
                                     ========      ======       =======    ========
At December 31, 1995
U.S. government and agencies         $ 18,237      $1,886       $     -    $ 20,123
Corporate                              38,866       1,904          (111)     40,659
Foreign government                      3,056         361             -       3,417
Mortgage-backed securities             65,579       3,706           (56)     69,229
                                     --------      ------       -------    --------
  Total fixed income securities      $125,738      $7,857       $  (167)   $133,428
                                     ========      ======       =======    ========

Scheduled maturities
The scheduled maturities for fixed income securities at December 31, 1996 are as follows:

                                                    Amortized          Fair
                                                      Cost             Value
                                                    ---------         --------
     Due in one year or less                         $  3,064         $  3,102
     Due after one year through five years             11,395           11,609
     Due after five years through ten years            47,589           47,522
     Due after ten years                               13,738           14,436
                                                     --------         --------
                                                       75,786           76,669
     Mortgage-backed securities                        59,080           60,969
                                                     --------         --------
         Total                                       $134,866         $137,638
                                                     ========         ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                         LINCOLN BENEFIT LIFE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               ($ in thousands)

Net investment income

                                                   Year Ended December 31,
                                                   -----------------------
                                                    1996     1995    1994
                                                   -------  ------  ------

Fixed income securities                            $ 9,825  $8,710  $5,587
Short-term                                             215     177     139
Other                                                   31      31      33
                                                   -------  ------  ------
 Investment income, before expenses                 10,071   8,918   5,759
 Investment expense                                    120     122     122
                                                   -------  ------  ------
 Net investment income                             $ 9,951  $8,796  $5,637
                                                   =======  ======  ======

Realized capital gains and losses

                                                   Year Ended December 31,
                                                   -----------------------
                                                      1996    1995    1994
                                                   -------  ------  ------

Fixed income securities                                  -     258     198
Other investments                                        6       -       -
                                                   -------  ------  ------
  Realized capital gains and losses                      6     258     198
  Income taxes                                           2      90      69
                                                   -------  ------  ------
  Realized capital gains and losses, after tax     $     4  $  168  $  129
                                                   =======  ======  ======

Proceeds from sales of fixed income securities

No fixed income securities were sold in 1996. Proceeds from sales of investments in fixed income securities were $5,633 and $2,507 in 1995 and 1994, respectively. Gross gains of $251 and $7 were realized on sales of fixed income securities during 1995 and 1994.

Unrealized net capital gains and losses

Unrealized net capital gains and losses on fixed income and equity securities included in shareholder's equity at December 31, 1996 are as follows:


                                    Cost/               Unrealized
                                  Amortized    Fair        Net
                                     Cost      Value      Gains
                                  ----------  --------  ----------

Fixed income securities           $ 134,866   $137,638  $    2,772
                                  =========   ========  ==========
Deferred income taxes                                         (971)
                                                        ----------
Unrealized net capital gains
                                                        $    1,801
                                                        ==========

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

Change in unrealized net capital gains and losses

                                            Year Ended December 31,
                                          ----------------------------
                                            1996      1995      1994
                                          --------  --------  --------
Fixed income securities                   $(4,918)  $11,735   $(7,240)
Deferred income taxes                       1,721    (4,107)    2,534
                                          -------   -------   -------
Change in unrealized net capital gains    $(3,197)  $ 7,628   $(4,706)
                                          =======   =======   =======

Securities on deposit
At December 31, 1996, fixed income securities with a carrying value of $8,077 were on deposit with regulatory authorities as required by law.


5.  Financial Instruments

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's assets (including reinsurance recoverable and deferred income taxes) and liabilities (including the reserve for life-contingent contract benefits) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

Financial assets


                                               At December 31,
                                               ---------------
                                 1996                      1995
                                 ----                      ----
                           Carrying    Fair       Carrying        Fair
                            Value     Value         Value        Value
                           --------  --------  ---------------  --------
Fixed income securities    $137,638  $137,638         $133,428  $133,428
Short-term investments        1,861     1,861            6,350     6,350
Policy loans                      -         -              585       585
Separate Accounts           255,881   255,881          110,616   110,616

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. The carrying value of policy loans approximates its fair value. Assets of the Separate Accounts are carried in the consolidated statements of financial position at fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

Financial liabilities


                                           At December 31,
                                           ---------------
                                    1996                    1995
                                    ----                    ----
                             Carrying     Fair         Carrying       Fair
                              Value       Value          Value        Value
                             --------     -----        --------       -----

Contractholder funds on
  investment contracts      $5,180,396  $4,921,842   $4,853,902    $4,603,369
Separate Accounts              255,881     255,881      110,616       110,616


The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Account liabilities are carried at the fair value of the underlying assets.

6.  Federal Income Taxes

Consolidated federal income tax returns are filed by the Corporation and its eligible subsidiaries, including the Company. Tax liabilities and benefits realized by the consolidated group are allocated as generated by the respective subsidiaries.

Prior to the Distribution, the Corporation and all of its domestic subsidiaries, including the Company, (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses, or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.

The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

The components of the deferred income tax liabilities are as follows:

                                           At December 31,
                                           ---------------
                                           1996    1995
                                          ------  ------
Deferred liabilities
Difference in tax bases of investments    $2,510  $2,572
Unrealized net capital gains                 970   2,691
                                          ------  ------
Total deferred liabilities                $3,480  $5,263
                                          ======  ======

The components of income tax expense are as follows:



                             Year Ended December 31,
                            --------------------------
                              1996     1995     1994
                            --------  -------  -------
Current                      $3,082   $2,901   $1,702
Deferred                        (62)    (156)     (97)
                             ------   ------   ------
Total income tax expense     $3,020   $2,745   $1,605
                             ======   ======   ======

The Company paid income taxes of $2,864, $3,125 and $2,530 in 1996, 1995 and 1994, respectively, to ALIC. Income taxes payable to ALIC were $923 and $718 at December 31, 1996 and 1995, respectively.

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1996, approximately $340, will result in taxes payable of $119 if distributed by the Company to ALIC. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account are allowed under the Tax Reform Act of 1984.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

7.  Statutory Financial Information

The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:


                                                                 Net Income
                                                                 -----------
                                                            Year Ended December 31,
                                                            -----------------------
                                                         1996         1995       1994
                                                        -------     -------   --------
Balance per generally accepted                          $5,583       $5,093   $  3,036
 accounting principles
  Deferred income taxes                                    (62)        (156)       (96)
  Capital gains                                             (6)        (258)      (198)
  Investment income                                         44         (188)      (200)
  Other                                                      2          638     (1,230)
                                                        ------       ------    -------
Balance per statutory accounting practices              $5,561       $5,129    $ 1,312
                                                        ======       ======    =======


                                                                Shareholder's Equity
                                                                --------------------
                                                                    At December 31,
                                                                    ---------------
                                                                     1996       1995
                                                                   --------   --------
Balance per generally accepted accounting principles               $142,161   $142,308
  Deferred income taxes                                               3,480      5,263
  Unrealized net capital gains (losses)                              (1,801)    (4,998)
  Non-admitted assets and statutory reserves                        (13,407)   (11,951)
  Other                                                               2,603        788
                                                                   --------   --------
Balance per statutory accounting practices                         $133,036   $131,410
                                                                   ========   ========

Permitted statutory accounting practices

The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.

Dividends

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1997 without prior approval of the Nebraska Department of Insurance is $5,561.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

8.   Commitments and Contingent Liabilities

The Company leases certain office facilities. Total rent expense for all leases was $1,039, $741 and $723 in 1996, 1995, and 1994, respectively. Minimum rental commitments under non-cancelable leases with a remaining term of more than one year as of December 31, 1996, are as follows:


                    1997           $  925
                    1998              953
                    1999              981
                    2000            1,007
                    2001            1,003
              Thereafter              530
                                   ------
                                   $5,399
                                   ======


Beyond 1998, the Company has the option to cancel the agreement for office space, subject to a cancellation charge of an amount equal to one year's rent.

                          LINCOLN BENEFIT LIFE COMPANY
                      SUPPLEMENTAL SCHEDULE  - REINSURANCE


($ in thousands)
                                      Gross
Year Ended December 31, 1996          Amount        Ceded      Net Amount
                                      ------        -----      ----------

Life insurance in force             $51,514,000   $51,514,000     $     -
                                    ===========   ===========     =======

Premiums and contracts charges:
  Life and annuities                $   200,853   $   200,853     $     -
                                    ===========   ===========     =======

                                      Gross
Year Ended December 31, 1995          Amount        Ceded      Net Amount
                                      ------        -----      ----------

Life insurance in force             $28,215,000   $28,200,000     $15,000
                                    ===========   ===========     =======
Premiums and contracts charges:
  Life and annuities                $   128,975   $   128,975     $     -
                                    ===========   ===========     =======

                                      Gross
Year Ended December 31, 1994          Amount        Ceded       Net Amount
                                      ------        -----       ----------

Life insurance in force             $20,207,000   $20,191,000     $16,000
                                    ===========   ===========     =======

Premiums and contracts charges:
  Life and annuities                $    96,964   $    96,964     $     -
                                    ===========   ===========     =======

                                    APPENDIX

              ILLUSTRATIONS OF SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and underwriting risk classification who pays the specified annual premium would vary over time if the investments return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-2 through A-5 illustrate a Policy issued to a male, age 45, $150,000 face amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.

The illustrations on pages A-2 and A-3 assume annual payment of $1,883, which is the Safety Net Premium (see Monthly Guarantee Premiums, page 8). Payment of this premium each year would guarantee death benefit coverage to age 65, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustrations on page A-2 assume current charges and cost of insurance rates, while the illustrations on page A-3 assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The illustrations on page A-4 and A-5 assume annual payment of $2,935, which is the Lifetime Guarantee Premium (see "Monthly Guarantee Premiums," page 8). Payment of this premium each year would guarantee death benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken. The illustrations on page A-4 assume current charges and cost of insurance rates, while the illustrations on page A-5 assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios as a result of expenses paid by the Portfolios and charges levied against the Subaccounts. The values shown take into account the average daily investment advisory fees paid by the Portfolios, which is equivalent to an average annual rate of .39% of the average daily net assets of the Funds, and the average of other daily Portfolio expenses, which is equivalent to an average annual rate of .40% of the average daily net assets of the Funds. Also reflected is our daily charge to each Subaccount for assuming mortality and expense risks. The current charge is an annual rate of .70% of the average net assets of the Subaccounts. The mortality and expense risk charge is guaranteed never to exceed .90% of the average net assets. The illustrations also reflect the deduction from premium payments for premium taxes, the monthly administrative fee of $5, and, for the first twelve policy years, the annual administrative charge of 0.2% of Policy Value. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Current Costs" correspond to approximate net annual rates of -1.49%, 4.51%, and 10.51% respectively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.69%, 4.31% and 10.31% respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values and Surrender Values illustrated (see "Federal Tax Matters," page 17).

The tables illustrate the Policy Values, Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

The "Premiums Accumulated at 5%" column of each table shows the amount which would accumulate if an amount equal to the premium were invested to earn interest at 5% per year, compounded annually.

Upon request, we will provide a comparable illustration based upon the proposed Insured's actual age, sex and underwriting classification, the face amount, death benefit option, the proposed amount and frequency of premium payments and any available riders requested.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

                               Male issue age 45
        Face Amount $150,000                Preferred Non-Smoker Class
        Annual Premium $1,883               Death Benefit Option 1
                        Current Cost of Insurance Rates


                                                    DEATH BENEFIT
                                           Assuming Hypothetical Gross and
                                           Net Annual Investment Return of
Policy          Premiums Accumulated    0% Gross     6% Gross      12% Gross
 Year                  at 5%           -1.49% Net    4.51% Net     10.51% Net

  1                    1,977             150,000      150,000       150,000
  2                    4,053             150,000      150,000       150,000
  3                    6,233             150,000      150,000       150,000
  4                    8,522             150,000      150,000       150,000
  5                   10,925             150,000      150,000       150,000
  6                   13,448             150,000      150,000       150,000
  7                   16,098             150,000      150,000       150,000
  8                   18,880             150,000      150,000       150,000
  9                   21,801             150,000      150,000       150,000
  10                  24,868             150,000      150,000       150,000
  15                  42,664             150,000      150,000       150,000
  20 (age 65)         65,376             150,000      150,000       150,000
  30 (age 75)        131,360             150,000      150,000       253,820
  40 (age 85)        238,839                *         150,000       693,213
  54 (age 99)        511,635                *            *        2,622,670


                              POLICY VALUE                             SURRENDER VALUE
                     Assuming Hypothetical Gross and           Assuming Hypothetical Gross and
                     Net Annual Investment Return of           Net Annual Investment Return of
Policy               0% Gross   6% Gross   12% Gross           0% Gross   6% Gross   12% Gross
 Year               -1.49% Net  4.51% Net  10.51% Net         -1.49% Net  4.51% Net  10.51% Net
  1                    1,287      1,380      1,474                   0          65        159
  2                    2,523      2,790      3,069                 984       1,251      1,530
  3                    3,714      4,236      4,804               2,175       2,697      3,265
  4                    4,858      5,718      6,692               3,319       4,179      5,153
  5                    5,955      7,237      8,748               4,416       5,698      7,209
  6                    7,012      8,801     10,998               5,550       7,339      9,537
  7                    8,011     10,394     13,445               6,626       9,009     12,060
  8                    8,957     12,022     16,114               7,726      10,791     14,883
  9                    9,835     13,671     19,015               8,758      12,594     17,938
  10                  10,644     15,341     22,173               9,875      14,571     21,404
  15                  14,178     24,647     43,692              14,178      24,647     43,692
  20 (age 65)         15,975     35,084     79,126              15,975      35,084     79,126
  30 (age 75)          4,792     52,682    237,215               4,792      52,682    237,215
  40 (age 85)            *       47,190    660,203                 *        47,190    660,203
  54 (age 99)            *         *     2,622,670                 *          *     2,622,670

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past of future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

                               Male issue age 45
        Face Amount $150,000                Preferred Non-Smoker Class
        Annual Premium $1,883               Death Benefit Option 1
                      Guaranteed Cost of Insurance Rates


                                                    DEATH BENEFIT
                                           Assuming Hypothetical Gross and
                                           Net Annual Investment Return of
Policy          Premiums Accumulated    0% Gross     6% Gross      12% Gross
 Year                  at 5%           -1.69% Net    4.31% Net     10.31% Net

  1                    1,977             150,000      150,000       150,000
  2                    4,053             150,000      150,000       150,000
  3                    6,233             150,000      150,000       150,000
  4                    8,522             150,000      150,000       150,000
  5                   10,925             150,000      150,000       150,000
  6                   13,448             150,000      150,000       150,000
  7                   16,098             150,000      150,000       150,000
  8                   18,880             150,000      150,000       150,000
  9                   21,801             150,000      150,000       150,000
  10                  24,868             150,000      150,000       150,000
  15                  42,664             150,000      150,000       150,000
  20 (age 65)         65,376             150,000      150,000       150,000
  30 (age 75)        131,360                *            *          182,174
  40 (age 85)        238,839                *            *          486,725
  54 (age 99)        511,635                *            *        1,740,836


                              POLICY VALUE                             SURRENDER VALUE
                     Assuming Hypothetical Gross and           Assuming Hypothetical Gross and
                     Net Annual Investment Return of           Net Annual Investment Return of
Policy               0% Gross   6% Gross   12% Gross           0% Gross   6% Gross   12% Gross
 Year               -1.69% Net  4.31% Net  10.31% Net         -1.69% Net  4.31% Net  10.31% Net
  1                    1,237      1,329      1,421                   0          14        106
  2                    2,415      2,675      2,947                 876       1,136      1,408
  3                    3,531      4,037      4,588               1,992       2,498      3,049
  4                    4,583      5,412      6,352               3,044       3,873      4,813
  5                    5,569      6,798      8,249               4,030       5,259      6,710
  6                    6,483      8,187     10,286               5,021       6,725      8,824
  7                    7,318      9,574     12,473               5,933       8,189     11,088
  8                    8,067     10,950     14,817               6,836       9,719     13,586
  9                    8,720     12,303     17,326               7,643      11,226     16,249
  10                   9,269     13,626     20,013               8,500      12,857     19,244
  15                  10,229     19,538     36,886              10,229      19,538     36,886
  20 (age 65)          6,774     22,668     61,821               6,774      22,668     61,821
  30 (age 75)            *         *       170,256                 *          *       170,256
  40 (age 85)            *         *       463,548                 *          *       463,548
  54 (age 99)            *         *     1,740,836                 *          *     1,740,836


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

                               Male issue age 45
        Face Amount $150,000                Preferred Non-Smoker Class
        Annual Premium $2,935               Death Benefit Option 1
                        Current Cost of Insurance Rates


                                                    DEATH BENEFIT
                                           Assuming Hypothetical Gross and
                                           Net Annual Investment Return of
Policy          Premiums Accumulated    0% Gross     6% Gross      12% Gross
 Year                  at 5%           -1.49% Net    4.51% Net     10.51% Net

  1                    3,081             150,000      150,000       150,000
  2                    6,317             150,000      150,000       150,000
  3                    9,714             150,000      150,000       150,000
  4                   13,281             150,000      150,000       150,000
  5                   17,026             150,000      150,000       150,000
  6                   20,959             150,000      150,000       150,000
  7                   25,088             150,000      150,000       150,000
  8                   29,423             150,000      150,000       150,000
  9                   33,976             150,000      150,000       150,000
  10                  38,756             150,000      150,000       150,000
  15                  66,490             150,000      150,000       150,000
  20 (age 65)        101,885             150,000      150,000       186,706
  30 (age 75)        204,717             150,000      150,000       486,583
  40 (age 85)        372,218             150,000      253,882     1,317,635
  54 (age 99)        797,354             150,000      484,802     4,966,946

                              POLICY VALUE                             SURRENDER VALUE
                     Assuming Hypothetical Gross and           Assuming Hypothetical Gross and
                     Net Annual Investment Return of           Net Annual Investment Return of
Policy               0% Gross   6% Gross   12% Gross           0% Gross   6% Gross   12% Gross
 Year               -1.49% Net  4.51% Net  10.51% Net         -1.49% Net  4.51% Net  10.51% Net
  1                    2,298      2,453      2,608                 759         914      1,069
  2                    4,532      4,986      5,459               2,993       3,447      3,920
  3                    6,707      7,607      8,583               5,168       6,068      7,045
  4                    8,824     10,321     12,011               7,285       8,782     10,473
  5                   10,881     13,131     15,774               9,343      11,592     14,235
  6                   12,888     16,048     19,915              11,426      14,586     18,453
  7                   14,826     19,061     24,459              13,441      17,676     23,074
  8                   16,703     22,179     29,456              15,472      20,948     28,225
  9                   18,503     25,395     34,943              17,426      24,318     33,866
  10                  20,227     28,714     40,976              19,458      27,945     40,207
  15                  28,306     47,758     82,672              28,306      47,758     82,672
  20 (age 65)         34,713     71,233    153,038              34,713      71,233    153,038
  30 (age 75)         35,111    136,123    454,751              35,111     136,123    454,751
  40 (age 85)            0      241,792  1,254,890                 0       241,792  1,254,890
  54 (age 99)            0      484,802  4,966,946                 0       484,802  4,966,946


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                         LINCOLN BENEFIT LIFE COMPANY
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS

                               Male issue age 45
        Face Amount $150,000                Preferred Non-Smoker Class
        Annual Premium $2,935               Death Benefit Option 1
                      Guaranteed Cost of Insurance Rates


                                                    DEATH BENEFIT
                                           Assuming Hypothetical Gross and
                                           Net Annual Investment Return of
Policy          Premiums Accumulated    0% Gross     6% Gross      12% Gross
 Year                  at 5%           -1.69% Net    4.31% Net     10.31% Net
  1                    3,081             150,000      150,000       150,000
  2                    6,317             150,000      150,000       150,000
  3                    9,714             150,000      150,000       150,000
  4                   13,281             150,000      150,000       150,000
  5                   17,026             150,000      150,000       150,000
  6                   20,959             150,000      150,000       150,000
  7                   25,088             150,000      150,000       150,000
  8                   29,423             150,000      150,000       150,000
  9                   33,976             150,000      150,000       150,000
  10                  38,756             150,000      150,000       150,000
  15                  47,502             150,000      150,000       150,000
  20 (age 65)        101,885             150,000      150,000       168,911
  30 (age 75)        204,717             150,000      150,000       428,515
  40 (age 85)        372,218             150,000      161,335     1,119,895
  54 (age 99)        797,354             150,000      308,346     3,966,410

                              POLICY VALUE                             SURRENDER VALUE
                     Assuming Hypothetical Gross and           Assuming Hypothetical Gross and
                     Net Annual Investment Return of           Net Annual Investment Return of
Policy               0% Gross   6% Gross   12% Gross           0% Gross   6% Gross   12% Gross
 Year               -1.69% Net  4.31% Net  10.31% Net         -1.69% Net  4.31% Net  10.31% Net
  1                    2,247      2,400      2,553                 708         861      1,015
  2                    4,418      4,865      5,332               2,880       3,327      3,793
  3                    6,515      7,398      8,357               4,976       5,859      6,818
  4                    8,534      9,998     11,653               6,995       8,460     10,114
  5                   10,474     12,667     15,246               8,935      11,128     13,707
  6                   12,331     15,401     19,164              10,869      13,939     17,702
  7                   14,100     18,200     23,436              12,715      16,815     22,051
  8                   15,774     21,058     28,096              14,543      19,827     26,865
  9                   17,345     23,972     33,181              16,268      22,895     32,104
  10                  18,809     26,940     38,735              18,039      26,171     37,966
  15                  24,427     42,772     76,088              24,427      42,772     76,088
  20 (age 65)         26,065     59,974    138,451              26,065      59,974    138,451
  30 (age 75)          2,927     97,203    400,481               2,927      97,203    400,481
  40 (age 85)            0      153,653  1,066,567                 0       153,653  1,066,567
  54 (age 99)            0      308,346  3,966,410                 0       308,346  3,966,410


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

                                    PART II
                    CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      Facing Page
      Cross Reference Sheet required by Rule 404(c)
      A Prospectus consisting of 57 pages relating to the Flexible Premium
       Variable Life Insurance Policies
      Undertaking to File Reports
      Indemnification Undertaking
      Representation Relating to Rule 6e-3(T)
      Section 26(e) Representation
      Signature Page
      Exhibits


                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                          INDEMNIFICATION UNDERTAKING

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officer and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                    REPRESENTATION RELATING TO RULE 6e-3(T)

      This filing is made pursuant to 6e-3(T) under the Investment Company Act of 1940.

                         SECTION 26(e) REPRESENTATION

     Lincoln Benefit Life hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 33-67386, the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Lincoln Benefit Life.

                                       A

                                   EXHIBITS
                                   --------


     (1)  Resolution of the Board of Directors of
          Lincoln Benefit Life Company authorizing
          establishment of Registrant..............................................      *
     (2)  Custodian Agreement......................................................      Not Applicable
     (3)  (a) Form of Underwriting Agreement Herewith..............................      *
          (b) Form of Dealer Agreement.............................................      *
          (c) Schedule of Sales Commissions........................................      *
     (4)  Other Agreements.........................................................      *
     (5)  Flexible Premium Policy..................................................      *
     (6)  (a) Articles of Incorporation of
              Lincoln Benefit Life Company.........................................      *
          (b) By-Laws of Lincoln Benefit Life Company..............................      *
     (7)  Insurance Company Blanket Bond...........................................      *
     (8)  Fund Participation Agreement.............................................      *
     (9)  Other Material Contracts.................................................      Not Applicable
    (10)  Application Form.........................................................      Herewith
    (11)  Consent of Independent Accountants.......................................      Herewith
    (12)  Opinion and Consent of Counsel...........................................      Herewith
    (13)  Actuarial Opinion and Consent............................................      *
    (14)  Actuarial basis of payment and cash
          value adjustment pursuant to
          Rule 6e-3(T)(b)(13)(v)(B)................................................      *
    (15)  Procedures Memorandum pursuant to
          Rule 6e-3(T)(b)(12)(ii)..................................................      *
    (16)  Powers of Attorney.......................................................      Not Applicable
    (27)  Financial Data Schedules.................................................      Herewith

*    Previously Filed


                                       B

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 30th day of April, 1997.


                                    LINCOLN BENEFIT LIFE VARIABLE
                                             LIFE ACCOUNT
                                             (Registrant)

                                    By: LINCOLN BENEFIT LIFE COMPANY
                                              (Depositor)


                                    By: /s/B. Eugene Wraith
                                        ---------------------------
                                        B. Eugene Wraith, President
                                        and Chief Operating Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


     SIGNATURE                       TITLE                            DATE
     ---------                       -----                            ----


/s/B. Eugene Wraith          President, Chief Operating          April 30, 1997
----------------------       Officer and Director                --------------
B. Eugene Wraith             (Principal Executive Officer)


/s/Robert E. Rich            Executive Vice President            April 30, 1997
----------------------       and Director                        --------------
Robert E. Rich


/s/Randy J. Von Fumetti      Senior Vice President,              April 30, 1997
-----------------------      Treasurer and Director              --------------
Randy J. Von Fumetti         (Principal Financial Officer)


/s/Janet P. Anderbery        Vice President and                  April 30, 1997
----------------------       Controller (Principal               --------------
Janet P. Anderbery           Accounting Officer)


                             Director
----------------------                                           --------------
Peter H. Heckman


/s/William F. Krueger        Director                            April 30, 1997
---------------------                                            --------------
William F. Krueger

     SIGNATURE                          TITLE                        DATE
     ---------                          -----                        ----



---------------------        Director                         ------------------
Louis G. Lower, II


/s/John J. Morris            Director                         April 30, 1997
---------------------                                         ------------------
John J. Morris


/s/Lawrence Pollock          Director                         April 30, 1997
---------------------                                         ------------------
Lawrence Pollock


/s/Douglas F. Gaer           Director                         April 30, 1997
---------------------                                         ------------------
Douglas F. Gaer


---------------------        Director                         ------------------
Theodore A. Schnell


---------------------        Director                         ------------------
Kevin Slawin


/s/Stephen W. Sutton         Director                         April 30, 1997
---------------------                                         ------------------
Stephen W. Sutton


---------------------        Director                         ------------------
Michael J. Velotta


/s/Carol S. Watson           Director                         April 30, 1997
---------------------                                         ------------------
Carol S. Watson

                               INDEX TO EXHIBITS

                                      FOR

                      REGISTRATION STATEMENT ON FORM S-6

                  LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.
-----------                                                  -------------------

  (10)               Application Form

  (11)               Consent of Independent Auditors

  (12)               Opinion and Consent of Counsel

  (27)               Financial Data Schedules